UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

WESTERN ASSET

CORE PLUS BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 30% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	Western Asset Core Plus Bond Fund

Performance review

For the six months ended June 30, 2022, Class I shares of Western Asset Core Plus Bond Fund returned -15.96%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Aggregate Indexi, returned -10.35% for the same period. The Lipper Core Plus Bond Funds Category Averageii returned -11.35% over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Plus Bond Fund:
Class A	-16.13%
Class C	-16.40%
Class C1	-16.39%
Class FI	-16.13%
Class R	-16.19%
Class I	-15.96%
Class IS	-15.95%
Bloomberg U.S. Aggregate Index	-10.35%
Lipper Core Plus Bond Funds Category Average	-11.35%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2022 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 3.26%, 2.71%, 2.86%, 3.35%, 3.09%, 3.79% and 3.81%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 3.70%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.82%, 1.52%, 1.24%, 0.82%, 1.12%, 0.52% and 0.42%, respectively.

Western Asset Core Plus Bond Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds (commonly known as “junk bonds”), which are rated below investment grade and carry more risk than higher rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax liability and transaction

IV	Western Asset Core Plus Bond Fund

costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 314 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Core Plus Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2022 and December 31, 2021 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-16.13%	$1,000.00	$838.70	0.82%	$3.74	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	-16.40	1,000.00	836.00	1.53	6.96	Class C	5.00	1,000.00	1,017.21	1.53	7.65
Class C1	-16.39	1,000.00	836.10	1.37	6.24	Class C1	5.00	1,000.00	1,018.00	1.37	6.85
Class FI	-16.13	1,000.00	838.70	0.85	3.88	Class FI	5.00	1,000.00	1,020.58	0.85	4.26
Class R	-16.19	1,000.00	838.10	1.14	5.20	Class R	5.00	1,000.00	1,019.14	1.14	5.71
Class I	-15.96	1,000.00	840.40	0.45	2.05	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	-15.95	1,000.00	840.50	0.42	1.92	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

2	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 36.7%
Communication Services — 4.6%
Diversified Telecommunication Services — 1.6%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	300,000	$242,583	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	7,043,000	5,401,875	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,225,604
AT&T Inc., Senior Notes	2.300%	6/1/27	25,680,000	23,460,161
AT&T Inc., Senior Notes	1.650%	2/1/28	37,680,000	32,630,637
AT&T Inc., Senior Notes	2.250%	2/1/32	19,180,000	15,688,204
AT&T Inc., Senior Notes	2.550%	12/1/33	10,540,000	8,562,575
AT&T Inc., Senior Notes	5.350%	9/1/40	4,390,000	4,343,725
AT&T Inc., Senior Notes	5.550%	8/15/41	5,040,000	5,196,502
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	5,661,196
AT&T Inc., Senior Notes	3.300%	2/1/52	4,250,000	3,128,461
AT&T Inc., Senior Notes	3.500%	9/15/53	24,380,000	18,521,125
AT&T Inc., Senior Notes	3.550%	9/15/55	25,651,000	19,261,460
AT&T Inc., Senior Notes	3.800%	12/1/57	1,520,000	1,177,436
AT&T Inc., Senior Notes	3.650%	9/15/59	4,690,000	3,522,974
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	5,471,938
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	10,221,752
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	5,322,163
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	5,745,538
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	4,820,000	4,582,091
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	13,470,000	11,975,369
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	27,813,869
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	4,745,315
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	9,566,612
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	13,790,000	11,089,348

See Notes to Financial Statements.

4	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	41,290,000	$35,338,324
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	65,389,000	54,272,683
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	27,645,000	26,990,565
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,111,232
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,075,147
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	11,425,686
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	32,010,000	23,535,075
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,410,000	3,597,844
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	4,135,996
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	8,273,602
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	12,575,677
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,570,030
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	24,170,000	20,942,397
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	47,510,000	33,783,929
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	20,000,000	16,069,218
Total Diversified Telecommunication Services				500,255,918
Entertainment — 0.3%
Magallanes Inc., Senior Notes	3.755%	3/15/27	6,560,000	6,158,830	(a)
Magallanes Inc., Senior Notes	4.054%	3/15/29	9,150,000	8,387,791	(a)
Magallanes Inc., Senior Notes	4.279%	3/15/32	54,790,000	49,020,602	(a)
Magallanes Inc., Senior Notes	5.050%	3/15/42	3,380,000	2,880,886	(a)
Magallanes Inc., Senior Notes	5.141%	3/15/52	39,790,000	33,449,802	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	296,961
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	6,253,462
Total Entertainment				106,448,334

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	3,590,000	$3,303,114
Alphabet Inc., Senior Notes	0.800%	8/15/27	6,770,000	5,885,921
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	6,490,717
Alphabet Inc., Senior Notes	1.900%	8/15/40	7,890,000	5,669,738
Alphabet Inc., Senior Notes	2.050%	8/15/50	4,870,000	3,275,625
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	5,650,000	4,496,893	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	39,900,000	31,024,764	(a)
Total Interactive Media & Services				60,146,772
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	7,837,000	7,421,561	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,047,545	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,216,885	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,610,000	7,858,818	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	11,470,000	9,420,311	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	27,063,000	22,004,519
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	6,090,000	4,812,135	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	29,327,000	29,434,847
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	55,869,000	52,254,789
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	19,137,008
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,450,000	4,370,330

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	18,970,000	$16,961,662
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	9,215,000	8,205,354
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	6,700,000	4,660,078
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	6,449,505
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,790,000	1,527,660
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	20,450,000	18,372,982
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	15,750,000	13,067,817
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	4,797,961
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	2,627,435
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	11,060,000	9,419,384
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,222,842

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	$3,889,923
Comcast Corp., Senior Notes	3.950%	10/15/25	26,460,000	26,601,823
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	9,711,317
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	12,023,652
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	55,728,621
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	7,475,840
Comcast Corp., Senior Notes	4.250%	10/15/30	20,418,000	20,152,907
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,682,249
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	235,023
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	65,379
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	527,251
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	7,528,738
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,301,098
Comcast Corp., Senior Notes	3.750%	4/1/40	7,620,000	6,691,535
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,241,209
Comcast Corp., Senior Notes	4.000%	8/15/47	2,990,000	2,592,190
Comcast Corp., Senior Notes	3.969%	11/1/47	11,796,000	10,225,810
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	1,943,347
Comcast Corp., Senior Notes	3.999%	11/1/49	11,776,000	10,295,251
Comcast Corp., Senior Notes	3.450%	2/1/50	4,417,000	3,522,600
Comcast Corp., Senior Notes	2.800%	1/15/51	9,010,000	6,392,707
Comcast Corp., Senior Notes	2.887%	11/1/51	15,170,000	10,856,958
Comcast Corp., Senior Notes	2.937%	11/1/56	4,834,000	3,368,965
Comcast Corp., Senior Notes	4.950%	10/15/58	2,370,000	2,373,397
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	10,035,995
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,360,000	4,196,907
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	7,567,812
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	4,973,576	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	831,359	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	13,042,977
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	4,570,000	4,583,556
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	9,335,039
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,281,794
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	7,755,340

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	$2,385,836
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	10,960,000	9,821,640	(a)
Total Media				536,531,049
Wireless Telecommunication Services — 0.8%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	760,000	659,330	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	750,000	587,010	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	2,720,000	2,018,662	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	32,320,000	25,025,376	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	669,614
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	14,390,000	17,364,989
Sprint Corp., Senior Notes	7.875%	9/15/23	930,000	961,620
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	5,602,255
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,161,875	1,162,937	(a)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,246,312
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	14,043,734
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	9,713,000	8,527,091
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	6,964,677
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	14,350,000	12,419,423
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	13,570,000	11,744,360	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	57,300,000	56,114,704
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	2,920,000	2,814,098
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	56,475,000	52,758,621
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	9,660,000	8,138,528
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	4,880,000	4,364,979
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,140,000	923,400	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	16,300,000	16,240,169
Total Wireless Telecommunication Services				252,351,889
Total Communication Services				1,455,733,962

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 3.0%
Automobiles — 0.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	20,250,000	$15,215,344
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	1,946,267
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,127,525
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	2,985,965
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	3,722,914
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	28,210,000	26,264,638
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	7,473,437
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	550,000	468,592
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	13,780,000	11,125,903
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	825,000	648,281
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	8,435,000	7,579,725
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	33,395,000	27,125,757
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	17,640,000	13,728,154
General Motors Co., Senior Notes	5.400%	10/2/23	5,770,000	5,859,054
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	10,528,576
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,186,583
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,790,751
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,474,507
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	7,556,844
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	923,453
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,246,701
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	5,140,000	4,135,900
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	18,310,000	18,012,297	(a)

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	$38,806,310	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	32,413,025	(a)
Total Automobiles				246,346,503
Diversified Consumer Services — 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	8,450,000	7,896,609	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,366,664
Total Diversified Consumer Services				11,263,273
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,234,188	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	3,060,000	2,662,322	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	3,010,000	2,553,263	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	314,450
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	1,957,068
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	10,581,525	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,190,868	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	3,130,000	2,493,577	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	4,650,863
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	65,810,000	62,234,915
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	23,330,000	20,837,129
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	1,704,899
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	9,089,292
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	1,993,227
McDonald’s Corp., Senior Notes	3.700%	1/30/26	11,725,000	11,709,178
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	12,439,848
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	8,218,054
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,217,483
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	8,862,017

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	$1,333,142
McDonald’s Corp., Senior Notes	4.200%	4/1/50	25,460,000	22,797,485
Sands China Ltd., Senior Notes	5.125%	8/8/25	49,746,000	41,814,747
Sands China Ltd., Senior Notes	3.800%	1/8/26	7,500,000	6,021,038
Sands China Ltd., Senior Notes	2.550%	3/8/27	20,750,000	15,146,151	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	5,331,285
Sands China Ltd., Senior Notes	3.100%	3/8/29	14,360,000	10,185,261	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	10,910,000	7,225,802	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	7,425,018	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	21,370,000	13,223,435	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	790,000	491,593	(a)
Total Hotels, Restaurants & Leisure				302,939,123
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	4,650,000	4,642,549
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,349,496
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	19,851
Lennar Corp., Senior Notes	4.750%	11/29/27	6,200,000	6,025,171
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	441,961
Newell Brands Inc., Senior Notes	4.100%	4/1/23	2,188,000	2,172,443
Newell Brands Inc., Senior Notes	4.450%	4/1/26	150,000	143,334
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,733,056
Total Household Durables				19,527,861
Internet & Direct Marketing Retail — 0.8%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	16,101,977
Amazon.com Inc., Senior Notes	3.300%	4/13/27	4,610,000	4,526,509
Amazon.com Inc., Senior Notes	1.200%	6/3/27	21,140,000	18,826,205
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	14,870,513
Amazon.com Inc., Senior Notes	3.450%	4/13/29	10,310,000	10,030,466
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,213,000	8,493,598
Amazon.com Inc., Senior Notes	2.100%	5/12/31	9,530,000	8,170,833
Amazon.com Inc., Senior Notes	3.600%	4/13/32	42,160,000	40,639,790
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	6,458,947
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	10,594,901
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	7,781,734
Amazon.com Inc., Senior Notes	2.500%	6/3/50	16,950,000	11,982,159
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000,000	7,889,562
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	3,049,553

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Internet & Direct Marketing Retail — continued
Prosus NV, Senior Notes	3.061%	7/13/31	72,750,000	$53,631,122	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	15,234,450	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	2,259,185	(a)
Total Internet & Direct Marketing Retail				240,541,504
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	1,380,000	1,373,636
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	13,493,923
Total Multiline Retail				14,867,559
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	8,171,855
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,590,987
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	8,452,214
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	8,983,492
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,555,776
Home Depot Inc., Senior Notes	3.350%	4/15/50	28,325,000	23,064,716
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	5,874,910
Total Specialty Retail				57,693,950
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,154,290	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	4,464,810	(a)
NIKE Inc., Senior Notes	2.400%	3/27/25	7,830,000	7,632,193
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	12,106,101
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	11,254,137
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	5,403,383
NIKE Inc., Senior Notes	3.375%	3/27/50	15,332,000	13,075,095
Total Textiles, Apparel & Luxury Goods				55,090,009
Total Consumer Discretionary				948,269,782
Consumer Staples — 1.9%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	36,695,020
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	20,737,674
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	8,060,000	7,964,154
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	28,360,000	28,880,836

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	$5,348,521
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	15,762,417
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	2,350,000	2,115,035
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,670,000	5,803,033
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	33,120,000	29,829,917
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	7,531,253
Coca-Cola Co., Senior Notes	1.450%	6/1/27	15,310,000	13,867,308
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	2,390,981
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	4,695,385
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	7,860,000	7,836,247
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,970,000	10,887,176
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,054,086
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	2,790,435
PepsiCo Inc., Senior Notes	0.750%	5/1/23	16,050,000	15,785,157
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,540,826
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,552,899
PepsiCo Inc., Senior Notes	1.625%	5/1/30	13,210,000	11,213,330
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	3,780,536
Total Beverages				240,062,226
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	21,708,777
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	11,510,729
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	2,348,748	2,472,187
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,686,332	1,796,596
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	173,618	175,651	(a)

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — continued
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	6,635,801	$6,813,031
Walmart Inc., Senior Notes	1.500%	9/22/28	8,480,000	7,443,191
Walmart Inc., Senior Notes	1.800%	9/22/31	4,050,000	3,442,397
Total Food & Staples Retailing				55,362,559
Food Products — 0.4%
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	20,419,591	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,280,268	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	3,735,617
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,248,000	4,009,423
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,189,411
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	459,167
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	1,610,490
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,265,766
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	325,413	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	255,022
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	3,807,552
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	12,350,000	11,455,752
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	4,525,644
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	7,238,533
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	6,530,000	6,283,517
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	9,171,856	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	4,536,140	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	4,914,454	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	7,900,000	7,882,875	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	20,886,383
Total Food Products				122,252,874
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,410,925
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	5,733,503
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	387,000	382,765
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	822,814	(a)
Total Household Products				9,350,007
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,563,291
Altria Group Inc., Senior Notes	4.400%	2/14/26	16,715,000	16,449,275
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	927,621

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Altria Group Inc., Senior Notes	2.450%	2/4/32	16,140,000	$12,171,836
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	12,234,139
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	4,685,880
Altria Group Inc., Senior Notes	5.950%	2/14/49	24,060,000	21,134,616
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	5,048,711
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	1,678,213
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	14,513,875
BAT Capital Corp., Senior Notes	4.540%	8/15/47	41,905,000	30,798,067
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,248,448	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,197,591
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	14,800,710
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	8,220,000	8,067,116
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	7,422,250
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	2,677,233
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	6,372,479
Total Tobacco				179,991,351
Total Consumer Staples				607,019,017
Energy — 5.9%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	326,000	323,142
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	4,902,120
Halliburton Co., Senior Notes	5.000%	11/15/45	6,490,000	5,965,798
Total Energy Equipment & Services				11,191,060
Oil, Gas & Consumable Fuels — 5.8%
Apache Corp., Senior Notes	7.750%	12/15/29	5,170,000	5,491,962
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	8,879
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	929,722
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	10,776,554
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,380,009
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	8,454,316
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	13,573,057
Apache Corp., Senior Notes	5.350%	7/1/49	12,190,000	9,655,632
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	2,930,000	2,943,719

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	$17,084,635
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	4,651,771
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	6,984,806
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	8,750,870
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,097,243
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	28,090,000	20,452,358
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,294,338
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	817,600
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	6,868,430	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	17,811,000	15,264,413	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	8,500,000	7,682,173
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,172,618
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	19,660,000	15,525,600	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	15,059,100
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	3,906
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	5,280,484
Chevron Corp., Senior Notes	2.236%	5/11/30	70,000	61,505
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	6,220,550
Chevron USA Inc., Senior Notes	3.850%	1/15/28	19,795,000	19,681,478
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	964,327
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	10,973
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	47,034
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	794,002
Continental Resources Inc., Senior Notes	4.500%	4/15/23	9,038,000	9,084,049
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,504,000	2,474,565

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	2.268%	11/15/26	7,190,000	$6,387,926	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	17,696,983
Continental Resources Inc., Senior Notes	5.750%	1/15/31	11,559,000	11,197,434	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	9,511,000	7,506,319
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	29,539,000	28,349,627	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	24,949,000	24,496,619	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,440,000	1,497,298
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	12,584,012
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,264,382
Devon Energy Corp., Senior Notes	5.875%	6/15/28	1,124,000	1,147,954
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,508,304
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	9,872,678
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	12,424,656
Devon Energy Corp., Senior Notes	5.000%	6/15/45	49,600,000	46,106,055
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	419,860
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	15,489,000	14,201,923
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	11,042,000	9,427,878
Ecopetrol SA, Senior Notes	4.625%	11/2/31	16,620,000	12,631,200
Ecopetrol SA, Senior Notes	5.875%	5/28/45	41,210,000	28,125,825
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	3,394,000	2,548,363	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	7,375,000	6,537,329	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	14,868,000	12,462,187	(b)(c)

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	21,862,000	$18,815,564	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	10,875,662
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	4,821,513
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	4,065,886
Energy Transfer LP, Senior Notes	3.750%	5/15/30	39,330,000	35,483,913
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	3,295,048
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,000,000	1,867,661
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,017,064
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,745,405
Energy Transfer LP, Senior Notes	5.300%	4/15/47	10,000,000	8,678,977
Energy Transfer LP, Senior Notes	5.400%	10/1/47	16,733,000	14,715,419
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000,000	19,429,160
Energy Transfer LP, Senior Notes	5.000%	5/15/50	4,660,000	3,972,520
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	512,771
Energy Transfer Operating LP, Senior Notes	7.600%	2/1/24	3,892,000	4,056,161
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	26,093,000	25,519,754
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	7,792,778
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	32,967,000	28,892,582
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,223,605
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	885,622
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	6,633,000	5,593,658
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	1,522,872
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	2,817,470
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	23,477,000	18,396,192
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	5,504,516

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	4,965,000	$3,923,549	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	6,498,473
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	3,708,659
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	11,978,505
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	20,706,890
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	1,280,000	1,107,527
EQT Corp., Senior Notes	6.625%	2/1/25	1,230,000	1,267,804
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	562,653	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	28,139,000	26,231,598
EQT Corp., Senior Notes	5.000%	1/15/29	10,428,000	10,111,614
EQT Corp., Senior Notes	3.625%	5/15/31	12,373,000	10,715,204	(a)
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,420,000	1,406,456
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	37,170,000	36,647,021
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	11,338,993
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	12,593,799
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	2,840,962
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	20,773,752
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	4,538,077
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	4,916,688
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	9,050,000	8,002,696	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	12,310,000	10,244,520	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,669,968
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,511,857
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	1,723,510
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,182,931
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	628,546
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	2,809,669
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,190,000	2,132,657
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	3,815,370
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	12,860,000	12,138,957

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	$4,170,746
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	8,030,922
MEG Energy Corp., Senior Notes	5.875%	2/1/29	2,690,000	2,460,922	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	9,877,770
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	7,917,955
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	8,712,611
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	10,365,665
MPLX LP, Senior Notes	5.200%	3/1/47	5,570,000	5,061,273
MPLX LP, Senior Notes	4.700%	4/15/48	12,450,000	10,492,693
MPLX LP, Senior Notes	5.500%	2/15/49	8,066,000	7,499,693
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,500,000	2,316,225	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,107,000	3,205,694
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	11,940,000	11,879,345
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	8,619,556
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	17,500,154
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	6,240,464
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	53,700
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	17,809,213
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	15,447,406
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	5,268,588
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	23,820,733
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	4,965,375
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	13,575,075
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	29,339,648
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	7,896,603

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	29,575,000	$22,879,926
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	16,199,274
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	1,888,305	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	14,597,936
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	94,049,310
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	8,181,428
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	21,560,000	20,934,760
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	5,000,000	4,653,900
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	27,165,000	26,026,379
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	22,950,000	17,452,213
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	3,928,202
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	9,926,809
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	2,216,180
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	8,637,762
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,238,879
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	13,074,617
Range Resources Corp., Senior Notes	5.000%	3/15/23	7,197,000	7,154,970
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,042,146
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	10,420,000	8,654,840	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	31,080,000	22,602,418	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	2,929,448
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	4,833,346	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,271,494
Shell International Finance BV, Senior Notes	2.750%	4/6/30	14,090,000	12,730,004

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	$5,412,906
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	6,047,277
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	12,835,067
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	7,982,488
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	590,828
Shell International Finance BV, Senior Notes	3.250%	4/6/50	27,710,000	21,902,114
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	17,966,280	(a)
Sinopec Group Overseas Development 2015 Ltd., Senior Notes	3.250%	4/28/25	6,000,000	5,947,124	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	11,029,073
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	855,112
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	3,790,000	3,494,494
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,520,000	4,730,309
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	830,000	690,004	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	11,950,000	12,012,159	(d)
Targa Resources Corp., Senior Notes	4.950%	4/15/52	5,220,000	4,484,762
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,340,086
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	3,747,294
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,167,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	15,845,000	14,473,417

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	$1,303,582
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	18,960,000	16,396,164	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	38,251,727
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	8,428,785	(a)
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	9,840,000	9,084,583
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,142,355
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	42,385,000	36,781,491
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,170,000	945,448
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,700,000	2,205,698
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	6,340,000	5,110,095
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.621%	1/13/23	3,870,000	3,850,949	(c)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	3,966,805
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,805,793
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	5,450,000	5,209,062
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	5,341,695
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,892,322
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	7,537,415
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,792,334
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	899,549
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	4,000,000	3,734,710
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	8,529,000	7,734,444
Total Oil, Gas & Consumable Fuels				1,852,923,543
Total Energy				1,864,114,603
Financials — 11.2%
Banks — 8.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	8,177,702	(a)

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	7/18/22	7,226,000	$5,139,267	(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	8,595,863
Banco Santander SA, Senior Notes	2.746%	5/28/25	43,500,000	41,250,882
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	2.131%	4/12/23	6,200,000	6,198,509	(c)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,800,000	1,718,910	(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,014,683
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	232,650
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	13,998,058
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	15,772,659
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	32,647,825
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	30,533,004	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	5,600,781	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	28,780,000	23,767,947	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	20,528,863	(c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	20,000,000	16,808,178	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	22,180,000	18,915,999	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	39,850,935	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	25,337,294	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	$20,920,187	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	6,825,525	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	14,670,000	14,608,757	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	81,856,951	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	7,689,181	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	52,790,000	45,626,621	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	6,637,371	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	10,830,000	10,671,676	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	30,080,000	29,309,586	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,121,743
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,286,043
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,040,378
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	14,306,651
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	2,034,942	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	25,301,616

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	$3,506,760	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	13,801,225
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	9,280,000	8,542,816	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	10,723,016	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	61,744,952	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,742,059	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	44,568,962	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	16,614,151	(a)(c)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	10,000,000	8,275,289	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	51,053,680	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	9,009,000	9,008,323	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	9,590,270	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	6,062,832	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,302,605	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	15,070,000	14,642,081
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	5,942,915	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	18,320,000	17,030,298	(b)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,700,000	$3,466,974	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	2,860,621
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	22,741,819
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	2,800,308
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	15,430,000	15,126,419	(c)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	20,000,000	16,487,287	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	35,480,000	29,854,601	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	16,999,723	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	10,313,696	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	60,835,103	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	31,030,000	27,985,151	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	7,151,937	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	15,490,041	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	17,860,708	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	6,760,000	6,713,792	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	17,260,000	17,050,666	(c)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	704,693
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	19,088,231
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	25,991,948
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,344,139
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	36,188,926
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,817,421
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	141,142

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	$3,173,703
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,717,197
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	1,861,543
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	32,226,528
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	33,050,000	30,179,372	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	14,550,000	13,831,999	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	10,920,000	9,866,451	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	10,822,095	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	7,854,683	(a)(c)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,496,423	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	18,830,143	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	18,620,000	17,533,738	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,122,100	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	2,500,000	2,373,179	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,734,878
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	13,204,083
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	4,570,000	4,519,310
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	30,080,000	27,823,144	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	19,080,000	$16,138,371	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	4,890,992
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	15,970,000	15,769,149
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	22,730,000	20,988,824	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	13,100,000	13,100,731	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	17,880,000	17,805,192	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	37,420,872	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	10,419,632	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	20,051
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	41,130,000	40,113,560	(c)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000	16,003,551	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	23,221,022	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	11,731,890	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,480,000	8,717,839	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	9,440,000	7,951,028	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	10,000,000	7,768,095	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	16,560,000	12,169,846	(c)

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	$27,932,404	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	35,544,015	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	18,249,695	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	6,952,467	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	15,000,000	14,665,948	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,192,173
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	14,212,140
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,015,673
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	19,774,886
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	977,172	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	10,503,361
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	13,713,846
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	195,630
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,117,599	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,325,986

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	13,100,000	$12,932,211	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	13,490,000	13,153,168	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	10,609,113	(c)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	9,979,363	(c)
NatWest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,286,939	(c)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	2,939,474	(c)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	20,990,000	20,764,301
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	13,146,747
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	15,400,000	14,709,257
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	2,379,000	2,180,188	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	667,880	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	17,500,000	17,135,423	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	27,800,000	27,045,516
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	13,040,909
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	10,000,000	9,897,610
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	306,000	281,485	(a)(c)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	29,006,482
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	11,876,952
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	27,864,123
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	22,665,012
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	18,940,000	18,507,256	(c)

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	25,380,000	$23,776,730	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	24,819,313	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	5,770,000	5,078,806	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,490,000	7,541,488	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	22,256,413	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	15,920,000	15,584,955	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	162,180,000	159,502,702	(c)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,824,740
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	23,620,000	23,379,995
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	7,991,845
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	1,856,026
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	18,436,375
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	15,242,047
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	2,679,136
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	20,663,019
Total Banks				2,583,592,025
Capital Markets — 2.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	7,662,402

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	$4,904,736
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	13,207,100
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	1,850,000	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	59,000,000	60,401,250	(a)(b)(c)
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	3,720,000	3,642,474
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	38,164,315	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,075,213	(a)(c)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	32,408,103	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	30,001,348	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	8/1/22	303,000	217,309	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	12,618,201
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,120,385
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,426,476
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	9,863,652
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	16,657,080
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,209,977
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	8,538,295

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	$32,840,161
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	9,754,000	9,085,780
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000,000	16,625,277	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,650,277	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	7,840,000	5,737,847	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,484,048	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	5,466,987	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	76,385,000	72,097,399	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	20,830,781	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,369,436	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	24,012,557
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	9,582,672
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	20,789,728
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	8,610,000	8,601,238
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	1,690,000	1,674,289
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,397,927	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	39,580,000	$37,103,669	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,671,439	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	22,837,834	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	42,910,000	39,455,658	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	33,577,116	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	1,128,247	(c)
UBS AG, Senior Notes	4.500%	6/26/48	10,093,000	9,593,356	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	39,895,023	(a)(b)(c)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	4,848,548	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	15,530,000	15,080,298	(a)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	7,140,000	5,817,209	(a)(c)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	2,300,000	2,299,341	(a)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	9,390,000	9,367,051	(a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	12,160,000	12,046,077	(a)(c)
Total Capital Markets				739,935,586

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Finance — 0.1%
American Express Co., Senior Notes	3.375%	5/3/24	14,900,000	$14,806,523
American Express Co., Senior Notes	4.050%	5/3/29	22,670,000	22,244,477
Total Consumer Finance				37,051,000
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	17,770,194
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	37,570,000	32,740,735
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	25,990,000	21,916,419
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	14,210,000	11,389,604
Ahold Lease USA Inc. Pass-Through- Trust, Senior Secured Notes	8.620%	1/2/25	1,261,206	1,340,912
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	11,110,000	10,390,861
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	5.100%	12/21/65	2,870,000	2,174,799	(a)(c)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000	3,546,852
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	7,360,000	7,255,856	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	8,478,000	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	623,000	623,033	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000	1,166,068	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	2,769,214	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	943,775	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	15,434,357	(e)(f)
Total Diversified Financial Services				137,940,679
Insurance — 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/2171	298,643	273,259	(a)(b)
American International Group Inc., Senior Notes	2.500%	6/30/25	7,979,000	7,615,453

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	$18,103,525
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	298,384
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,310,026
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,489,206	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	9,615,279	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	5,493,000	5,537,850
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	9,841,184	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	4,964,593	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	7,453,123	(a)
Total Insurance				74,501,882
Total Financials				3,573,021,172
Health Care — 3.8%
Biotechnology — 0.8%
AbbVie Inc., Senior Notes	2.300%	11/21/22	52,120,000	52,027,286
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,210,000	3,220,539
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	45,654,703
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	10,071,511
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	9,289,352
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	10,326,361
AbbVie Inc., Senior Notes	3.200%	11/21/29	75,150,000	69,193,776
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	136,397
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	444,853
AbbVie Inc., Senior Notes	4.875%	11/14/48	2,385,000	2,290,955
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,776,000	13,142,409
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,478,354
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,812,422
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	399,651
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	4,945,725
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,534,603
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	5,925,093

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Biotechnology — continued
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	12,990,000	$12,443,883	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	9,190,000	8,605,950	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.625%	3/24/32	14,120,000	13,063,767	(a)
Total Biotechnology				266,007,590
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	17,264,058
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	7,068,156
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	10,664,228
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	8,681,000	8,597,628
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,072,000	1,067,981
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	2,084,233
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	20,900,000	15,205,320	(a)
Total Health Care Equipment & Supplies				61,951,604
Health Care Providers & Services — 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,578,932
Centene Corp., Senior Notes	4.250%	12/15/27	8,754,000	8,198,734
Centene Corp., Senior Notes	4.625%	12/15/29	12,769,000	11,944,570
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	2,603,800
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,163,939
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	1,140,654
Cigna Corp., Senior Notes	3.750%	7/15/23	12,207,000	12,239,657
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	8,071,071
Cigna Corp., Senior Notes	4.375%	10/15/28	24,690,000	24,524,961
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	8,450,684
Cigna Corp., Senior Notes	4.800%	8/15/38	26,282,000	25,610,262
Cigna Corp., Senior Notes	4.900%	12/15/48	8,400,000	8,082,611
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,276,231
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,434,710
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,425,544
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	5,450,190
CVS Health Corp., Senior Notes	4.300%	3/25/28	20,750,000	20,551,022
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	19,860,333
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	8,018,141

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	1.875%	2/28/31	3,810,000	$3,054,718
CVS Health Corp., Senior Notes	2.125%	9/15/31	13,700,000	11,126,988
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	4,128,230
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	11,980,923
CVS Health Corp., Senior Notes	5.050%	3/25/48	35,943,000	34,458,144
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	9,733,402
Elevance Health Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,316,283
Elevance Health Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,086,568
Elevance Health Inc., Senior Notes	3.650%	12/1/27	5,815,000	5,664,095
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,580,000	3,487,552
Elevance Health Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,690,062
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	781,458	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,534,154
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	758,564
HCA Inc., Senior Notes	5.375%	9/1/26	518,000	514,524
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	689,913
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,071,084
HCA Inc., Senior Notes	3.500%	9/1/30	15,493,000	13,224,902
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	15,785,079
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	331,779
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	2,950,585
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,712,822
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	5,293,081
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,471,031
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	2,480,247
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,187,806
Humana Inc., Senior Notes	2.150%	2/3/32	4,440,000	3,599,195
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,221,203
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,412,344
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	578,793
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	840,000	712,333	(a)
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,990,000	1,990,079
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	4,480,000	4,496,487
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	6,210,000	6,210,284

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	4,790,000	$4,423,382
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	2,609,966
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	13,960,000	13,838,243
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	9,701,697
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	2,750,000	2,384,445
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	9,820,000	9,820,362
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	11,002,024
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	3,196,847
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	10,480,000	10,086,470
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	5,527,761
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	811,085
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	8,994,696
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,148,983
Total Health Care Providers & Services				460,906,719
Pharmaceuticals — 1.3%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,681,000	3,359,811	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	25,331	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	470,000	348,543	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	10,971,185	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	22,301,000	11,931,035	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	3,693,521	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	67,480,000	35,058,158	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	519,200	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	4,650,000	$4,656,022
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	25,023,000	24,809,736
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	12,042,000	11,892,782
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,693,000	2,601,668
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,441,000	3,375,523
Johnson & Johnson, Senior Notes	0.550%	9/1/25	9,820,000	9,066,956
Johnson & Johnson, Senior Notes	0.950%	9/1/27	19,580,000	17,294,046
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	28,241,251
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	2,709,954
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	15,468,319
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	7,593,865
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	20,400,000	15,103,971
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	18,957,855
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	12,970,633
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	11,081,186
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	6,553
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	7,388,000	7,287,338
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,027,972
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	25,567,000	24,787,206
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,985,000	2,947,687
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	10,230,000	9,998,939
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	74,790,000	61,571,241
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	6,270,000	5,363,158
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	4,000,000	3,735,900
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	25,910,000	21,410,210

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	$13,713,798
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	5,893,369
Total Pharmaceuticals				410,473,922
Total Health Care				1,199,339,835
Industrials — 2.8%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	1.433%	2/4/24	11,330,000	10,831,913
Boeing Co., Senior Notes	4.875%	5/1/25	45,320,000	45,215,727
Boeing Co., Senior Notes	2.196%	2/4/26	21,860,000	19,738,024
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,469,194
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,498,298
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,239,210
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	14,396,235
Boeing Co., Senior Notes	5.150%	5/1/30	23,970,000	23,028,510
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	24,652,411
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	2,760,861
Boeing Co., Senior Notes	5.705%	5/1/40	23,976,000	22,405,223
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	6,728,700
Boeing Co., Senior Notes	5.805%	5/1/50	42,300,000	38,927,991
Boeing Co., Senior Notes	5.930%	5/1/60	14,430,000	13,170,516
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	1,727,184
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	1,982,671
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,470,462
General Dynamics Corp., Senior Notes	4.250%	4/1/50	8,121,000	7,828,241
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	2,952,347
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	2,940,000	2,864,141
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	6,559,000	6,578,094
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	7,740,000	7,646,393
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,409,092
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	41,270,000	38,604,408
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	16,572,516

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	$28,276,203
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	20,320,000	21,567,259
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	6,079,395
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	14,199,887
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	7,685,662
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	11,218,990
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	3,925,605
Total Aerospace & Defense				417,651,363
Airlines — 0.6%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,300,000	4,264,030
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	9,750,000	9,029,134
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	17,889,568
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	67,950,000	68,870,197	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	16,970,000	16,505,208	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	15,300,000	14,464,505	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,745,000	1,568,188	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	15,750,000	15,526,744	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	12,066,131	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,350,000	9,156,852	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	27,030,000	23,021,316	(a)
Total Airlines				192,361,873

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	3,190,000	$2,434,241	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	637,559
Total Building Products				3,071,800
Commercial Services & Supplies — 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	810,000	659,648	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	860,000	790,830	(a)
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,413,318
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	445,616
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,232,042	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	8,818,316
Total Commercial Services & Supplies				25,359,770
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,182,420
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	3,741,452
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	5,265,000	4,282,867	(a)
Total Electrical Equipment				33,206,739
Industrial Conglomerates — 0.1%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	9,076,091
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,174,613
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	17,181,959
General Electric Co., Senior Notes	6.750%	3/15/32	5,539,000	6,201,910
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	9,190,131
Total Industrial Conglomerates				44,824,704
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	3,814,088
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	22,734,982
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,211,217
Total Machinery				32,760,287
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,587,789
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	730,000	572,309

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Road & Rail — continued
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,360,000	$7,648,500
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	8,748,765
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,061,342
Union Pacific Corp., Senior Notes	2.891%	4/6/36	28,460,000	23,570,262
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	19,618,858
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	9,963,473
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	1,161,000	1,154,243	(a)
Total Road & Rail				76,925,541
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	9,050,188
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	4,744,000	3,848,618	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,217,660
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	96,000	94,301
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,129,819
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,449,661
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	28,270,000	23,904,476
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	10,600,000	8,725,289
Total Trading Companies & Distributors				54,420,012
Transportation Infrastructure — 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	27,030,000	25,401,551	(a)
Total Industrials				905,983,640
Information Technology — 1.9%
Communications Equipment — 0.0%††
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	2,935,000	2,709,049	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	4,927,000	3,988,407	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,029,428	(a)
Total Communications Equipment				8,726,884

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	$40,004,857
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	4,157,590
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	11,737,558
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	5,800,922
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	25,765,262
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	8,597,992
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	16,295,561
Total IT Services				112,359,742
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,107,118
Broadcom Inc., Senior Notes	3.137%	11/15/35	58,100,000	44,200,594	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	117,284	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,635,000	1,468,139	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,080,921
Intel Corp., Senior Notes	1.600%	8/12/28	12,160,000	10,652,314
Intel Corp., Senior Notes	4.750%	3/25/50	11,385,000	11,198,717
Intel Corp., Senior Notes	3.050%	8/12/51	5,950,000	4,442,546
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	7,230,195
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	15,130,517
NVIDIA Corp., Senior Notes	3.500%	4/1/50	49,120,000	41,810,739
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	13,485,078
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,127,028
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	7,461,786
Total Semiconductors & Semiconductor Equipment				170,512,976
Software — 0.8%
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	19,251,897
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,301,262
Microsoft Corp., Senior Notes	2.400%	8/8/26	64,765,000	62,367,737
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	40,219,667
Microsoft Corp., Senior Notes	3.450%	8/8/36	367,000	346,580
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,243,947
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	2,566,491
Microsoft Corp., Senior Notes	2.675%	6/1/60	671,000	482,139
Microsoft Corp., Senior Notes	3.041%	3/17/62	3,169,000	2,464,927
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	820,000	710,583	(a)
Open Text Holdings Inc., Senior Notes	4.125%	12/1/31	990,000	821,181	(a)
Oracle Corp., Senior Notes	1.650%	3/25/26	36,230,000	32,514,792

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Oracle Corp., Senior Notes	2.950%	4/1/30	2,670,000	$2,282,850
Oracle Corp., Senior Notes	2.875%	3/25/31	42,310,000	34,901,358
Salesforce Inc., Senior Notes	3.250%	4/11/23	11,370,000	11,403,005
Salesforce Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,442,736
Workday Inc., Senior Notes	3.500%	4/1/27	6,020,000	5,761,807
Workday Inc., Senior Notes	3.700%	4/1/29	10,220,000	9,569,609
Workday Inc., Senior Notes	3.800%	4/1/32	12,300,000	11,251,668
Total Software				245,904,236
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	33,600,000	31,583,341
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	30,700,612
Total Technology Hardware, Storage & Peripherals				62,283,953
Total Information Technology				599,787,791
Materials — 1.2%
Chemicals — 0.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	14,230,000	13,981,572	(a)
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	1,533,000	1,569,010
OCP SA, Senior Notes	4.500%	10/22/25	14,510,000	14,318,613	(a)
OCP SA, Senior Notes	3.750%	6/23/31	12,000,000	9,096,660	(a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	7,879,614	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	28,040,000	25,072,807	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	26,600,000	21,398,370	(a)
Total Chemicals				93,316,646
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance
USA LLC/Ardagh Metal Packaging
Finance PLC, Senior Notes	4.000%	9/1/29	780,000	628,313	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	436,617	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	12,830,000	10,370,746
Total Containers & Packaging				11,435,676
Metals & Mining — 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,337,143	(a)

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	$9,675,692	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	12,489,989	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	3,527,256
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,568,633
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	8,769,601
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	8,614,037
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	7,855,633
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,750,000	1,567,615	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	39,902
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	129,592
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	5,316,683
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	26,672,000	24,732,412
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,063,432	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	21,552,625	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,195,040	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	33,008,000	32,864,528	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	15,750,000	15,158,942	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	870,000	706,779	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,800,000	32,133,340
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	4,604,014
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	644,080
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	6,902,247
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	7,078,820
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	9,958,494
Total Metals & Mining				224,486,529

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	42,390,000	$34,344,802
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	10,070,000	7,604,562
Total Paper & Forest Products				41,949,364
Total Materials				371,188,215
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	3,294,000	2,819,302	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	3,290,000	3,015,976
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	2,120,000	1,864,434
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.500%	3/15/31	13,982,000	11,061,510
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	340,000	310,450	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	23,160,711	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	463,104	(a)
Total Real Estate				42,695,487
Utilities — 0.3%
Electric Utilities — 0.2%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	6,040,000	5,122,568	(a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	172,613
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	3,000,000	3,120,910
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	7,405,842
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	5,411,695
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,054,784
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,802,000	14,933,917
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	10,344,000	8,756,506
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	5,571,721
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	8,320,000	6,371,866

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	$1,188,437
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,706,179
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	5,065,839
Total Electric Utilities				70,882,877
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	5,036,330
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	3,904,215
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,181,241
Total Multi-Utilities				13,121,786
Total Utilities				84,004,663
Total Corporate Bonds & Notes (Cost — $12,950,584,678)				11,651,158,167
Mortgage-Backed Securities — 21.3%
FHLMC — 5.4%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/23-11/1/41	4,490,184	4,710,916
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-6/1/52	141,872,357	133,669,069
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33-5/1/52	104,070,414	101,403,811
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36	241	255
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	1,733,765	1,863,214
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-3/1/52	541,746,077	491,701,612
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-2/1/52	468,655,950	411,410,960
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	5,761,058	4,936,374
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42-5/1/52	153,834,636	153,975,859
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-5/1/52	24,601,727	25,106,105
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/50	112,936,187	114,318,189	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	5/1/51	10,922,180	$9,847,680	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	5/1/52-6/1/52	27,059,829	26,794,665	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.874%	11/1/47	17,922,914	17,725,354	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.083%	2/1/50	24,921,972	24,699,732	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.007%	11/1/48	50,647,291	49,900,163	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.098%	3/1/47	3,362,201	3,280,006	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	3,428,899	3,500,542
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-5/1/48	1,217,170	1,258,224
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	1,332,545	1,428,302
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	346,420	380,732
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	13,445,928	13,267,573
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	2,787	2,928
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	7,699	8,450
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	92,530,429	87,970,233
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	24,331,910	24,538,465
Total FHLMC				1,707,699,413
FNMA — 13.1%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-1/1/59	187,153,227	192,439,666
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-7/1/41	17,891,831	19,552,620

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,150,000	$3,105,951
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	273,132	268,582
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	5,819,027	6,352,983
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	618,119	616,265
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,758,829	5,643,881
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	688,371	678,293
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	1,877,996	2,052,257
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	1,131	1,230
Federal National Mortgage Association (FNMA)	3.468%	3/1/30	1,178,018	1,169,181
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	1,019,855	974,932
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	2,952,286	2,616,049	(c)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-11/1/46	37,114,539	38,794,409
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-5/1/52	624,672,092	610,156,554
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	945,492,490	897,937,230
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	18,606,907	20,292,472
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-4/1/52	886,119,540	803,765,037
Federal National Mortgage Association (FNMA)	2.000%	6/1/41-3/1/52	651,148,049	569,585,013
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	319,785,808	320,445,606
Federal National Mortgage Association (FNMA)	2.500%	8/1/50-7/1/61	146,540,245	131,960,820	(d)
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-2/1/52	59,445,252	51,858,337	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.500%	7/1/51	14,600,000	$13,134,297	(g)
Federal National Mortgage Association (FNMA)	4.000%	7/1/51-8/1/51	102,000,000	100,597,840	(g)
Federal National Mortgage Association (FNMA)	4.500%	7/1/51-9/1/51	171,000,000	171,344,669	(g)
Federal National Mortgage Association (FNMA)	5.000%	7/1/51-9/1/51	66,700,000	68,016,544	(g)
Federal National Mortgage Association (FNMA)	4.000%	6/1/52	91,357,475	90,596,794	(d)
Federal National Mortgage Association (FNMA)	4.500%	6/1/52	41,605,183	41,936,527	(d)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.826%)	2.159%	11/1/35	7,979	8,303	(c)
Total FNMA				4,165,902,342
GNMA — 2.8%
Government National Mortgage Association (GNMA)	7.500%	5/15/23-9/15/31	8,998	9,205
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	23,971	25,782
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	1,328,192	1,425,317
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	3,709,409	3,972,504
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	7,760	7,854
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	2,773,764	3,019,985
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	27,257,256	26,156,762
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	21,520,972	21,916,404
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	9,778,066	9,717,908
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-12/20/51	5,345,359	5,634,817
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	891,576	988,977

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	1,957,146	$2,135,677
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	97,641,785	100,216,415
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-6/20/52	161,509,798	158,428,275
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-4/20/50	85,377,724	86,234,376
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/52	267,450,576	251,980,636
Government National Mortgage Association (GNMA) II	4.000%	7/1/51-8/1/51	115,700,000	115,155,740	(g)
Government National Mortgage Association (GNMA) II	3.500%	8/1/51	25,900,000	25,137,164	(g)
Government National Mortgage Association (GNMA) II	4.500%	8/1/51-9/1/51	55,200,000	55,754,187	(g)
Government National Mortgage Association (GNMA) II	5.000%	9/1/51	16,000,000	16,275,000	(g)
Total GNMA				884,192,985
Total Mortgage-Backed Securities (Cost — $7,180,083,210)				6,757,794,740
U.S. Government & Agency Obligations — 15.9%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	55,658,200
U.S. Government Obligations — 15.7%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,496,048
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,005,716
U.S. Treasury Bonds	1.125%	8/15/40	194,970,000	134,780,628
U.S. Treasury Bonds	2.250%	5/15/41	116,890,000	97,584,886
U.S. Treasury Bonds	1.750%	8/15/41	214,870,000	163,527,821
U.S. Treasury Bonds	2.000%	11/15/41	211,120,000	167,757,932
U.S. Treasury Bonds	3.250%	5/15/42	340,000	331,925
U.S. Treasury Bonds	3.625%	8/15/43	8,740,000	8,977,619
U.S. Treasury Bonds	3.750%	11/15/43	210,430,000	220,302,126	(h)(i)
U.S. Treasury Bonds	3.625%	2/15/44	297,160,000	305,146,175	(h)(i)
U.S. Treasury Bonds	2.500%	2/15/45	56,680,000	48,116,006
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	481,813,200	(h)
U.S. Treasury Bonds	2.000%	2/15/50	139,610,800	108,252,905

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Bonds	1.250%	5/15/50	969,820,000	$617,464,697
U.S. Treasury Bonds	1.375%	8/15/50	765,690,000	504,353,426
U.S. Treasury Bonds	1.625%	11/15/50	498,870,000	351,089,505
U.S. Treasury Bonds	1.875%	2/15/51	725,390,000	544,467,535
U.S. Treasury Bonds	2.375%	5/15/51	281,415,000	237,674,754
U.S. Treasury Bonds	2.000%	8/15/51	136,330,000	105,426,758
U.S. Treasury Bonds	1.875%	11/15/51	162,708,000	122,132,692
U.S. Treasury Bonds	2.250%	2/15/52	625,136,000	514,662,747
U.S. Treasury Bonds	2.875%	5/15/52	178,111,000	168,273,149
U.S. Treasury Notes	0.125%	7/31/23	100,000	97,016
U.S. Treasury Notes	2.875%	9/30/23	560,000	559,661
U.S. Treasury Notes	0.125%	10/15/23	900,000	867,973
U.S. Treasury Notes	3.125%	11/15/28	5,000	5,011
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,669,389
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	64,856,318
Total U.S. Government Obligations				4,987,693,618
Total U.S. Government & Agency Obligations (Cost — $6,375,772,978)				5,043,351,818
Collateralized Mortgage Obligations (j) —8.8%
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	3,034,348	2,664,809
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	22.106%	7/25/36	4,942,348	5,420,656	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	21.906%	8/25/36	2,391,291	1,893,311	(c)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	3,690,799	2,333,278
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	5.006%	2/25/37	11,815,407	1,766,954	(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	1.812%	7/20/46	263,433	202,556	(c)
Angel Oak Mortgage Trust I LLC	5.016%	3/25/49	7,000,000	6,888,003	(a)(c)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	2.603%	11/17/38	16,142,919	15,894,560	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	1.884%	4/29/37	13,232,097	12,874,111	(a)(c)
BANK, 2020-BN29 C	3.134%	11/15/53	2,500,000	2,029,234	(c)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	30,229,066	(a)(c)

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	3.715%	7/15/37	16,390,000	$15,666,790	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	8,959,101	8,051,535	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1	5.750%	11/25/34	1,969,298	1,760,189
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 36.250%)	29.215%	7/25/36	1,605,848	1,751,810	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	1.794%	3/25/37	8,634,663	7,890,530	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	25,556,274	(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	7.961%	7/15/25	93,060,000	89,908,709	(a)(c)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	6.714%	2/15/39	19,160,000	18,398,128	(a)(c)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	3.177%	4/15/37	9,650,000	9,476,838	(a)(c)
BRAVO Residential Funding Trust, 2022-NQM2 A1	4.272%	11/25/61	18,457,675	18,223,554	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	2.244%	10/15/36	16,208,420	15,937,895	(a)(c)
BX Commercial Mortgage Trust, 2020-VIV3 B	3.662%	3/9/44	15,530,000	13,691,234	(a)(c)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	4,190,000	3,401,277	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	5.214%	10/15/38	9,334,620	8,505,433	(a)(c)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	5.440%	2/15/39	23,588,420	21,757,704	(a)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	1.824%	10/25/36	246,487	223,602	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,765,113

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	$8,589,141	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.146%	8/25/35	41,957	36,569	(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	2.224%	11/15/37	112,444,286	109,765,053	(a)(c)
COLT Mortgage Loan Trust, 2022-6 A1	4.650%	6/27/67	30,000,000	29,519,031	(a)(c)(d)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	539,049	531,222
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.441%	2/10/48	3,070,000	2,873,067	(c)
Commercial Mortgage Trust, 2013- CR12 AM	4.300%	10/10/46	1,723,000	1,708,045
Commercial Mortgage Trust, 2013- CR12 B	4.762%	10/10/46	1,470,000	1,425,866	(c)
Commercial Mortgage Trust, 2013- CR12 C	5.237%	10/10/46	730,000	598,372	(c)
Commercial Mortgage Trust, 2014- CR19 B	4.703%	8/10/47	8,410,000	8,355,526	(c)
Commercial Mortgage Trust, 2014- CR21 C	4.567%	12/10/47	11,948,000	11,111,673	(c)
Commercial Mortgage Trust, 2015- DC1 B	4.035%	2/10/48	7,160,000	6,918,704	(c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	13,033,091	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	4,052,486	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	11,856,893	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	10,650,969	(a)
CSMC Trust, 2015-2R 7A1	2.412%	8/27/36	4,013,919	4,031,523	(a)(c)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	1.626%	10/27/36	38,342,682	16,857,609	(a)(c)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	6.674%	7/15/32	23,400,000	20,841,362	(a)(c)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	18,957,788	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	37,502,228	34,866,110	(a)(c)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%)	4.348%	12/15/22	148,015,135	147,415,482	(a)(c)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%)	5.063%	9/16/25	47,520,000	45,489,425	(a)(c)

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
CSMC Trust, 2020-FACT D (1 mo. USD LIBOR + 3.710%)	5.034%	10/15/37	4,450,000	$4,251,857	(a)(c)
CSMC Trust, 2020-FACT F (1 mo. USD LIBOR + 6.157%)	7.481%	10/15/37	7,990,000	7,636,161	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	21,143,724	20,557,749	(a)(c)
CSMC Trust, 2020-RPL6 A1	2.688%	3/25/59	30,168,716	29,154,763	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	2.870%	7/25/47	28,898,006	29,024,967	(a)(c)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	5.246%	11/15/23	50,000,000	48,581,660	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	14,271,161	13,570,998	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	14,261,006	13,006,585	(a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	5.223%	1/15/24	33,000,000	30,512,406	(a)(c)
CSMC Trust, 2022-MARK XCP, IO	0.064%	6/15/39	131,200,000	118,946	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	2.025%	6/15/34	20,260,000	19,819,645	(a)(c)
Extended Stay America Trust, 2021- ESH E (1 mo. USD LIBOR + 2.850%)	4.175%	7/15/38	7,354,735	7,053,760	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	1,327,932	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	4,352,385	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019 RR01 X, IO	1.534%	6/25/28	22,500,000	1,721,134	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.373%	6/25/29	6,300,000	474,040	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.948%	10/25/29	20,584,543	1,026,448	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.506%	1/25/30	15,496,000	1,368,472	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.814%	4/25/30	36,602,489	3,750,796	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.530%	7/25/30	9,351,279	$836,566	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.865%	12/25/30	27,893,271	1,430,015	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.445%	9/25/31	85,194,867	2,284,032	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K137 X1, IO	0.299%	11/25/31	15,047,388	234,732	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	69,305,247	1,734,274	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	6,999,113	203,093	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.317%	6/25/55	71,663,000	2,000,594	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.230%	6/25/32	67,244,527	1,454,607	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.432%	7/25/26	20,493,947	836,637	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.751%	10/25/26	43,374,958	957,814	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.657%	12/25/27	43,142,823	1,149,968	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.869%	3/25/28	20,487,660	665,693	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K743 X1, IO	1.028%	5/25/28	75,992,354	3,547,505	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.443%	7/25/35	18,597,701	2,327,117	(c)

See Notes to Financial Statements.

60	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	12,981,166	$588,078	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.343%	6/25/27	12,509,039	450,823	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	3,731,992	4,019,798
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	5,904,033	6,167,525
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	4.966%	11/15/36	696,744	81,483	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	5.106%	2/15/37	3,773,020	470,572	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	4.706%	9/15/37	1,087,184	122,170	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO	0.250%	1/15/38	434,438	3,685
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	4.906%	1/15/40	1,382,679	169,590	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	2,213,157	2,273,613
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	748,570	752,253
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.626%	10/15/41	2,548,179	307,430	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	5.166%	12/15/41	2,605,871	345,931	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.726%	8/15/39	1,899,784	202,485	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.676%	8/15/42	674,916	89,860	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	2,014,495	$207,950
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	1,390,206	81,481
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.926%	9/15/42	1,213,320	128,500	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	1,165,816	58,527
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	336,301	18,823
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.999%	4/15/41	2,815,801	112,609	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	9,371,712	8,951,052
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	6,021,358	5,749,121
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	4,772,668	4,548,119
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	8,872,730	1,258,127
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	24,103,875	3,788,635
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	10,189,997	1,625,145
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	18,512,681	2,609,677
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	5,845,864	862,137
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	29,398,147	4,763,244
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	7,080,746	1,094,954
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	10,374,565	1,373,591
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	35,480,526	5,061,641
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	6,524,243	891,007
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	3,292,954	386,505

See Notes to Financial Statements.

62	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL	4.000%	4/25/52	13,209,410	$12,914,997
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	8,600,000	7,168,459
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 M2 (1 mo. USD LIBOR + 3.750%)	5.374%	8/25/50	1,022,457	1,021,621	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	5.726%	10/25/50	18,832,000	19,091,313	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	3.726%	10/25/50	22,041,679	22,085,553	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	2.926%	12/25/50	38,540,000	37,944,407	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	2.726%	1/25/51	32,809,469	31,393,061	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.976%	1/25/34	11,560,000	9,974,255	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	20,000,000	19,765,736	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	300,275	15,943
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.135%	2/15/38	601,543	26,077	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.776%	8/15/44	4,465,580	551,607	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.676%	12/15/46	11,686,129	1,527,549	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	4.326%	8/25/33	13,640,000	$11,894,727	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	3.226%	8/25/33	38,980,000	36,922,776	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	3.326%	2/25/42	32,190,000	29,782,304	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	5.279%	6/25/42	33,000,000	33,227,641	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	3.876%	6/25/42	17,440,000	17,524,476	(a)(c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2014- C03 1M1 (1 mo. USD LIBOR + 3.000%)	4.624%	7/25/24	25,211,853	25,135,156	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015- C03 1M2 (1 mo. USD LIBOR + 5.000%)	6.624%	7/25/25	6,310,267	6,390,290	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017- C05 1M2 (1 mo. USD LIBOR + 2.200%)	3.824%	1/25/30	13,821,681	13,893,653	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017- C07 1M2 (1 mo. USD LIBOR + 2.400%)	4.024%	5/25/30	14,116,227	14,146,479	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018- C03 1B1 (1 mo. USD LIBOR + 3.750%)	5.374%	10/25/30	18,245,000	17,890,273	(a)(c)

See Notes to Financial Statements.

64	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) — CAS, 2018- C03 1M2 (1mo. USD LIBOR + 2.150%)	3.774%	10/25/30	3,633,966	$3,652,861	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018- C05 1B1 (1 mo. USD LIBOR + 4.250%)	5.874%	1/25/31	22,076,000	21,801,500	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018- R07 1B1 (1 mo. USD LIBOR + 4.350%)	5.974%	4/25/31	8,100,000	8,052,280	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.456%	2/25/43	1,190,815	1,179,307	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M4 X2, IO	0.271%	7/25/22	141,621	1	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,677,215	3,617,866	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	2,345,627	2,303,753	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	5,140,000	5,123,631
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	9,980,000	9,721,785
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	9,035,055	9,011,426
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.941%	6/25/34	14,853,894	746,577	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.700%	6/25/29	54,847,761	1,730,979	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	6,091,762	5,758,401

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	6,882,475	$6,446,444	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	11,562,020	11,125,377
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,510,693	3,240,277
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.553%	9/25/34	44,329,847	3,867,309	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	0.875%	10/25/35	1,316,960	51,586	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	1.122%	3/25/36	910,626	36,254	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	1.754%	7/25/36	1,969,731	128,017	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	1.101%	12/25/36	1,982,382	121,054	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	1.101%	12/25/36	2,379,109	98,246	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS,IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.856%	4/25/40	1,080,750	144,951	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	6,519,853	6,593,851
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	557,185	596,292
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	5.076%	10/25/26	335,634	11,579	(c)

See Notes to Financial Statements.

66	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	299,611	$312,919
Federal National Mortgage Association (FNMA) REMIC, 2012- 035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.876%	4/25/42	1,344,794	197,873	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012- 046 BA	6.000%	5/25/42	2,097,456	2,263,828
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	3,263,447	3,668,506
Federal National Mortgage Association (FNMA) REMIC, 2012- 074 OA, PO	0.000%	3/25/42	208,216	188,026
Federal National Mortgage Association (FNMA) REMIC, 2012- 074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.026%	3/25/42	2,360,345	219,199	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	124,588	112,187
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.976%	7/25/42	222,775	32,533	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	523,251	25,466
Federal National Mortgage Association (FNMA) REMIC, 2012- 101 BI, IO	4.000%	9/25/27	533,367	18,726
Federal National Mortgage Association (FNMA) REMIC, 2012- 133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.526%	12/25/42	1,695,930	245,855	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012- 134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.526%	12/25/42	1,306,348	173,086	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	67

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012- 134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.526%	12/25/42	4,276,721	$613,849	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	2,961,903	3,228,138
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	8,181,085	8,666,647
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.526%	3/25/42	2,567,681	207,221	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	2,327,878	350,365
Federal National Mortgage Association (FNMA) REMIC, 2013- 026 HI, IO	3.000%	4/25/32	540,687	14,260
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,275,677	373,199
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.526%	6/25/43	3,319,903	482,395	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	4.326%	12/25/43	7,052,611	909,795	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.146%	8/25/44	2,872,195	118,953	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.947%	8/25/55	6,122,052	205,967	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.526%	8/25/45	1,880,785	281,319	(c)

See Notes to Financial Statements.

68	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	7,653,028	$7,270,418
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	4.376%	11/25/45	10,563,875	1,447,278	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.476%	9/25/46	4,904,528	466,712	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.476%	10/25/57	18,999,215	2,643,083	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.576%	11/25/47	6,656,649	673,334	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,426,012	9,336,367
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	27,754,501	23,299,168
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	18,902,578	3,024,310
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	13,708,440	2,200,487
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	8,288,586	1,354,246
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	52,971,541	7,954,079
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	20,500,459	2,803,762

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	69

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	6,746,622	$1,087,186
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	28,121,681	4,784,977
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	42,189,912	6,504,199
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	308,381	64,798
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	594,758	123,827
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	265,204	52,038
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	142,289	28,513	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	115,892	24,815	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	183,000	31,554
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	771,123	160,429
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	1,402,830	59,103
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	76,712	3,724
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,857,830	288,971
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,395,626	256,329

See Notes to Financial Statements.

70	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	658,119	$117,596
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	1.954%	6/25/37	6,763,754	2,061,560	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	1,024,461	1,016,679	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.021%	10/25/36	33,784,457	5,663,626	(a)(c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	687,271,753	3,981,125	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	5.395%	4/20/36	363,154	40,483	(c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	4.985%	8/20/37	1,450,217	102,738	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.885%	4/20/40	211,700	28,156	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	5.055%	1/20/40	40,755	1,037	(c)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	146,287	146,201
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	21,464,755	22,766,606
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	809,719	8	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	2.023%	5/20/60	290,602	290,934	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.153%	8/20/58	833,990	826,993	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	1.183%	12/20/60	229,937	227,698	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	71

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	1.203%	12/20/60	3,649,629	$3,616,432	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	73,784	2,379
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	1.253%	2/20/61	1,219,855	1,209,560	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	1.283%	3/20/61	3,282,220	3,256,137	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	1.303%	3/20/61	2,949,514	2,929,836	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	4.455%	3/20/42	978,054	136,194	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	397,115	11,928
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.591%	8/16/42	1,631,820	222,123	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.605%	1/16/54	26,586,470	481,300	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.067%	10/16/48	28,537,320	75,107	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.543%	11/16/47	9,131,190	135,033	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.851%	11/16/47	3,385,307	3,216,946	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.475%	11/20/42	1,086,705	24,258	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.335%	6/16/48	259,292	256,055	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	1,474,872	56,202
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	348,041	61,178
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	4.555%	2/20/46	13,898,405	2,075,356	(c)

See Notes to Financial Statements.

72	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,581,881	$520,599
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	4.591%	10/16/46	5,159,875	940,477	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.439%	8/16/58	13,737,640	410,287	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.659%	2/16/57	18,109,348	728,550	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.652%	7/16/58	10,213,702	346,960	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.535%	2/16/59	5,024,523	189,636	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.518%	4/16/57	34,848,808	1,208,797	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.508%	12/16/59	3,798,461	137,650	(c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.220%	7/20/67	21,321,755	1,313,220	(c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.617%	9/20/67	17,738,626	1,074,454	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.040%	10/20/67	9,244,524	561,564	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.587%	11/20/67	2,785,932	144,957	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	3,502,432	3,361,974
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	1.103%	2/20/68	10,572,672	10,463,894	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	1.103%	5/20/68	18,718,712	18,515,380	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	1.103%	5/20/68	9,313,353	9,193,490	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	1.103%	7/20/68	6,248,012	6,164,377	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	73

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	0.478%	10/20/68	4,415,548	$4,340,206	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	4,762,432	4,616,404
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	18,169,331	2,868,154
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	6,080,213	1,025,050
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	27,390,191	23,031,075
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.841%	5/16/60	24,167,341	1,567,600	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	7,592,230	1,048,190
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	21,932,048	3,094,393
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	10,551,870	1,486,678
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	10,026,148	1,420,368
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	6,913,346	978,693
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	9,491,653	1,371,819
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	31,530,691	4,551,635
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	71,319,715	8,145,261
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	7,741,429	548,378	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	1.953%	5/20/70	18,908,893	19,020,270	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	2.053%	4/20/70	5,234,526	5,287,338	(c)

See Notes to Financial Statements.

74	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	1.303%	7/20/70	1,904,265	$1,866,925	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	1.253%	7/20/70	6,102,014	5,962,461	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	1.253%	7/20/70	2,533,256	2,480,554	(c)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	1.203%	8/20/70	65,143	64,567	(c)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	480,354	89,123
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	22,237,058	1,397,297	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.816%	5/16/63	32,744,464	2,232,544	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.896%	10/16/62	30,270,507	2,117,837	(c)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.879%	11/16/63	9,772,456	738,958	(c)
Government National Mortgage Association (GNMA), 2021-115 MI, IO	2.500%	5/20/51	4,157,657	477,863
Government National Mortgage Association (GNMA), 2021-133, IO	0.879%	7/16/63	21,732,664	1,600,928	(c)
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	3,300,000	2,318,154
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	9,329,016	547,283	(c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,433,923	1,487,340
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	11,700,000	11,029,882
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	28,876,883	1,774,827	(c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	66,216,489	3,832,021	(c)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	2.658%	12/15/36	15,590,000	15,065,831	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	75

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	2.264%	10/25/45	1,481,289	$1,456,488	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	2.184%	11/25/45	11,376,687	7,069,585	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	2.084%	4/25/36	105,492	111,428	(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.550%)	3.124%	9/15/31	129,642,979	114,847,150	(a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	5.774%	11/15/32	12,548,000	11,761,263	(a)(c)
GS Mortgage Securities Trust, 2013- GC16 B	5.161%	11/10/46	4,302,000	4,254,657	(c)
GS Mortgage Securities Trust, 2015- GC30 B	4.161%	5/10/50	16,340,000	15,773,907	(c)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	5,490,000	5,320,183
GS Mortgage Securities Trust, 2022- SROA A (1 mo. Term SOFR + 2.650%)	3.776%	7/12/24	25,000,000	25,000,000	(a)(c)(e)(f)
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	27,024,250	25,811,361	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.424%	11/25/35	558,110	348,655	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	2.092%	6/19/35	1,724,654	1,646,255	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.073%	6/19/45	1,860,350	962,867	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	2.721%	2/25/36	459,697	184,242	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	1.792%	11/19/46	104,987	76,994	(c)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	2.144%	11/25/35	1,525,756	1,388,353	(c)

See Notes to Financial Statements.

76	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.124%	5/25/37	3,866,427	$3,717,892	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.010%	8/25/35	113,419	62,522	(c)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	1.146%	12/26/36	15,350,516	8,401,229	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.699%	8/15/46	4,000,000	3,902,626	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	1,602,000	1,588,524	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	5,812,838
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.374%	7/15/48	19,921,000	18,940,359	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.766%	8/15/48	10,543,000	10,116,845	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	605,275
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.074%	5/15/28	10,175,200	9,406,973	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 C	3.573%	8/15/49	1,510,000	1,352,896	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- LD12 AJ	6.722%	2/15/51	900,296	807,669	(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	6,351,344	5,993,710	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	4,923,543	4,660,759	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	7,678,007	7,262,771	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	1.328%	9/27/36	12,206,193	11,077,457	(a)(c)
Legacy Mortgage Asset Trust, 2019- GS7 A1, Step bond (3.250% to 10/25/22, 6.250% to 10/25/23 then 7.250%)	3.250%	11/25/59	56,223,304	56,007,783	(a)
Legacy Mortgage Asset Trust, 2020- GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	3,384,543	3,337,009	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	77

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Legacy Mortgage Asset Trust, 2021- GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	23,414,247	$22,737,236	(a)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	5.526%	11/25/36	5,483,352	1,207,943	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	2.978%	7/25/34	73,458	72,964	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	1.834%	4/25/46	78,835	71,256	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,297,813	922,408	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,715,376	1,379,862	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	1.974%	5/25/35	1,849,121	1,025,254	(a)(c)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	4.475%	11/15/38	36,130,000	34,187,420	(a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. USD LIBOR + 2.101%)	3.425%	4/15/38	159,000	150,177	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,983,914	982,469	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	313,280	155,141	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	184,529	181,842	(c)
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	2.964%	7/25/34	8,618	8,281	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.563%	7/25/35	610,393	555,306	(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	1.402%	4/16/36	32,936,876	30,944,346	(a)(c)
Multifamily Trust, 2016-1 B	11.197%	4/25/46	1,605,227	1,659,890	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	27,654,562	27,037,024	(a)(c)

See Notes to Financial Statements.

78	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005- AP2 A5	5.476%	5/25/35	46,969	$26,767
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	1.526%	2/26/46	9,221,695	7,785,032	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	28,062,807	27,266,095	(a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	4.352%	10/27/22	5,281,588	5,251,117	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	4.524%	2/27/24	19,061,043	18,627,905	(a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	5.526%	6/25/36	7,167,052	1,024,648	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	20,703,673	17,829,912	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	28,931,709	25,564,744	(a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	374,328	188,871
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	152,878	108,067
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	2.074%	1/25/37	5,435,423	2,115,202	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	2.831%	3/25/36	5,005,064	4,538,813	(a)(c)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	27,979,580	27,874,377	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	4.868%	7/25/36	7,970,557	437,364	(a)(c)
Residential Asset Securitization Trust, 2004-A21 A3, PAC (1 mo. USD LIBOR + 0.400%)	2.024%	5/25/34	6,430	6,224	(c)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	6,160,000	5,632,134	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	4.263%	1/15/27	15,000,000	14,648,557	(a)
Soho Trust, 2021-SOHO B	2.786%	8/10/38	23,410,000	19,270,190	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	2.846%	7/25/34	523	523	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	1.984%	7/25/46	86,496	74,478	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	2.335%	10/19/33	51,294	48,092	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	79

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	1.974%	4/25/36	15,909,985	$3,775,570	(c)
Towd Point Mortgage Trust, 2015-2 1B3	3.322%	11/25/60	8,883,500	7,877,554	(a)(c)
Towd Point Mortgage Trust, 2019- HY2 A1 (1 mo. USD LIBOR + 1.000%)	2.624%	5/25/58	19,311,866	19,110,381	(a)(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,171,047
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	5,761,987
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	53,282,300	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.880%	2/15/51	1,948,843	1,501,930	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.529%	9/25/33	4,476	4,279	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.960%)	2.584%	11/25/45	16,386,439	8,994,818	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	3,561,242	3,463,854	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	3.836%	3/25/37	6,372,758	414,628	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	2.054%	6/25/37	2,318,203	1,871,738	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.434%	7/15/46	450,000	423,008	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,449,809
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.310%	11/15/50	30,568,925	1,465,352	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	7,500,388
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	10,000,000	6,629,339	(a)(c)

See Notes to Financial Statements.

80	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (j) — continued
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000		$264,492	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.142%	3/15/47	37,552,006		410,811	(c)
Total Collateralized Mortgage Obligations (Cost — $2,970,113,284)					2,799,381,006
Sovereign Bonds — 7.4%
Argentina — 0.1%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	169,149	(e)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404		1,183,821
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	59,973,058		14,224,625
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	47,667,840		10,325,996
Argentine Republic Government International Bond, Senior Notes, Step bond (2.500% to 7/9/22 then 3.500%)	2.500%	7/9/41	22,200,000		5,987,562
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	20,490,394		6,140,655	(a)
Total Argentina					38,031,808
Brazil — 0.4%
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		4,477,159
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		17,253,161
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	6,984,000		5,588,488
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	54,640,000		39,159,408
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	52,790,000		40,795,822
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	36,400,000		24,771,327
Total Brazil					132,045,365

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	81

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
China — 1.5%
China Government Bond	3.290%	5/23/29	2,849,530,000	CNY	$439,310,056
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	17,586,847	(k)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	9,019,946	(k)
China Government Bond, Senior Notes	3.310%	11/30/25	138,000,000	CNH	21,059,663	(k)
Total China					486,976,512
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	22,800,000		16,531,958
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000		14,366,722
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		13,875,538
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000		6,807,992
Total Colombia					51,582,210
Indonesia — 1.3%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	27,490,000		24,148,003
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		2,551,605
Indonesia Treasury Bond	7.000%	5/15/27	1,675,317,000,000	IDR	115,548,798
Indonesia Treasury Bond	6.500%	2/15/31	3,650,281,000,000	IDR	234,245,252
Indonesia Treasury Bond	6.375%	4/15/32	279,555,000,000	IDR	17,663,147
Indonesia Treasury Bond	7.500%	6/15/35	279,479,000,000	IDR	18,891,449
Total Indonesia					413,048,254
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,340,000		13,316,325
State of Israel, Senior Notes	3.375%	1/15/50	8,320,000		6,745,631
State of Israel, Senior Notes	3.800%	5/13/60	5,000,000		4,178,750	(k)
Total Israel					24,240,706
Kenya — 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		6,535,045	(k)

See Notes to Financial Statements.

82	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Kenya — continued
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		$4,789,422	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	31,980,000		20,049,701	(a)
Total Kenya					31,374,168
Mexico — 3.0%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	16,368,190
Mexican Bonos, Bonds	8.000%	11/7/47	6,679,000,000	MXN	296,447,011
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	99,874,336
Mexican Bonos, Senior Notes	7.750%	11/23/34	2,887,410,000	MXN	129,672,485
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,206,736,200	MXN	357,052,914
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	33,650,000		25,768,250
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000		22,635,227
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000		7,747,974
Total Mexico					955,566,387
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		6,215,548	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		6,577,065	(a)
Total Nigeria					12,792,613
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	39,170,000		30,637,102
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000		6,472,370
Total Panama					37,109,472
Paraguay — 0.0%††
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	11,240,000		9,190,046	(a)
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	14,240,000		12,141,723

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	83

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Peru — continued
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		$2,532,934
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000		14,834,162
Total Peru					29,508,819
Poland — 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	39,880,000		39,941,575
Russia — 0.2%
Russian Federal Bond — OFZ	7.000%	1/25/23	1,326,230,000	RUB	2,170,195	*(l)
Russian Federal Bond — OFZ	7.000%	8/16/23	3,299,070,000	RUB	5,398,478	*(l)
Russian Federal Bond — OFZ	7.750%	9/16/26	256,110,000	RUB	419,089	*(l)
Russian Federal Bond — OFZ	8.150%	2/3/27	2,696,040,000	RUB	4,411,702	*(l)
Russian Federal Bond — OFZ	7.050%	1/19/28	9,423,889,000	RUB	15,420,910	*(l)
Russian Federal Bond — OFZ	6.900%	5/23/29	8,042,300,000	RUB	13,160,127	*(l)
Russian Federal Bond — OFZ	7.650%	4/10/30	7,332,630,000	RUB	11,998,849	*(l)
Russian Federal Bond — OFZ	7.250%	5/10/34	309,130,000	RUB	505,849	*(l)
Russian Federal Bond — OFZ	7.700%	3/16/39	5,422,870,000	RUB	8,873,787	*(l)
Total Russia					62,358,986
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		26,941,849	(a)
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		1
Total Sovereign Bonds (Cost — $3,261,224,391)					2,350,708,771
Senior Loans — 6.3%
Communication Services — 0.9%
Diversified Telecommunication Services — 0.3%
Delta TopCo Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.750%)	5.836%	12/1/27	18,455,520		16,760,012	(c)(m)(n)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	3.416%	3/1/27	45,377,251		42,163,180	(c)(m)(n)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	4.666%	3/9/27	20,240,000		18,738,293	(c)(m)(n)
Total Diversified Telecommunication Services					77,661,485
Entertainment — 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.416%	2/15/24	3,856,328		3,738,228	(c)(m)(n)

See Notes to Financial Statements.

84	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Interactive Media & Services — 0.0%††
Rackspace Technology Global Inc., Term Loan B (3 mo. USD LIBOR + 2.750%)	4.160%	2/15/28	7,672,905	$7,015,913	(c)(m)(n)
Media — 0.6%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.420%	4/30/25	43,476,566	42,466,606	(c)(m)(n)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.420%	2/1/27	11,215,672	10,721,005	(c)(m)(n)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.133%	11/18/24	3,269,597	2,918,115	(c)(m)(n)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	4.666%	5/1/26	27,530,418	25,649,264	(c)(m)(n)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	4.166%	9/18/26	29,651,316	29,307,361	(c)(m)(n)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	4.732%	1/31/26	9,569,443	8,732,116	(c)(m)(n)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	5.166%	12/17/26	25,288,328	23,371,725	(c)(m)(n)
Univision Communications Inc., 2021 Replacement Term Loan (1 mo. USD LIBOR + 3.250%)	4.916%	3/15/26	1,743,630	1,650,642	(c)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.824%	1/31/28	39,153,074	36,781,964	(c)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	4.574%	1/31/29	4,840,000	4,649,861	(c)(m)(n)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	3.824%	4/30/28	5,694,824	5,326,882	(c)(m)(n)
Total Media				191,575,541

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	85

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.0%††
CSC Holdings LLC, 2018 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	3.574%	1/15/26	4,722,373	$4,406,588	(c)(m)(n)
CSC Holdings LLC, 2019 Term Loan (1 mo. USD LIBOR + 2.500%)	3.824%	4/15/27	4,803,116	4,476,408	(c)(m)(n)
Total Wireless Telecommunication Services				8,882,996
Total Communication Services				288,874,163
Consumer Discretionary — 1.0%
Auto Components — 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	4.916%	4/30/26	14,413,363	13,494,511	(c)(m)(n)
Diversified Consumer Services — 0.1%
Prime Security Services
Borrower LLC, 2021 Refinancing Term Loan B1	3.500-3.812%	9/23/26	36,478,833	34,145,829	(c)(m)(n)
ServiceMaster Co. LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	3.438%	11/5/26	5,124,484	5,049,538	(c)(m)(n)
Total Diversified Consumer Services				39,195,367
Hotels, Restaurants & Leisure — 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.416%	11/19/26	32,076,592	30,713,337	(c)(m)(n)
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	5.166%	8/17/28	14,541,556	13,869,009	(c)(m)(n)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.416%	3/11/25	3,770,135	3,630,640	(c)(m)(n)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.416%	1/15/27	4,838,396	4,608,596	(c)(m)(n)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.416%	12/23/24	31,395,096	30,306,000	(c)(m)(n)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	5.166%	7/21/25	18,991,725	18,353,128	(c)(m)(n)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (6 mo. USD LIBOR + 2.250%)	3.743%	3/29/27	8,239,693	7,932,764	(c)(m)(n)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	3.666%	11/30/23	10,991,353	10,897,487	(c)(m)(n)

See Notes to Financial Statements.

86	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.374%	6/22/26	39,483,408	$38,050,358	(c)(m)(n)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.166%	5/29/26	11,357,770	10,909,763	(c)(m)(n)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.000%)	4.357%	4/13/29	30,510,000	29,054,368	(c)(m)(n)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	3.920%	2/8/27	29,374,955	27,718,502	(c)(m)(n)
Total Hotels, Restaurants & Leisure				226,043,952
Specialty Retail — 0.1%
Academy Ltd., Refinancing Term Loan (1 mo. USD LIBOR + 3.750%)	4.812%	11/5/27	4,954,781	4,725,623	(c)(m)(n)
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	5.416%	3/6/28	10,037,643	9,181,934	(c)(m)(n)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	4.416%	10/19/27	19,751,990	17,562,482	(c)(m)(n)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	5.500%	3/3/28	11,564,567	10,930,308	(c)(m)(n)
Total Specialty Retail				42,400,347
Total Consumer Discretionary				321,134,177
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.750%	3/31/28	28,462,523	25,301,191	(c)(m)(n)
Food & Staples Retailing — 0.0%††
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	3.916%	1/29/27	14,014,000	12,933,801	(c)(m)(n)
US Foods Inc., 2019 Incremental Term Loan B (3 mo. USD LIBOR + 2.000%)	3.575%	9/14/26	1,393,704	1,317,231	(c)(m)(n)
Total Food & Staples Retailing				14,251,032

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	87

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Household Products — 0.0%††
Energizer Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	3.875%	12/22/27	5,544,164	$5,277,379	(c)(m)(n)
Total Consumer Staples				44,829,602
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	3.134%	8/4/28	61,887,835	59,458,737	(c)(m)(n)
Financials — 1.1%
Capital Markets — 0.2%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.250%)	5.563%	11/1/28	17,680,462	17,046,441	(c)(m)(n)
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	5.166%	4/7/28	11,515,507	10,687,829	(c)(m)(n)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	4.166%	6/27/25	1,635,025	1,561,964	(c)(m)(n)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	4.750%	2/1/27	10,460,207	9,795,252	(c)(m)(n)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	3.666%	7/3/24	23,336,032	22,467,581	(c)(m)(n)
Total Capital Markets				61,559,067
Diversified Financial Services — 0.7%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.579%	10/22/26	33,622,792	32,223,244	(c)(m)(n)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	4.140%	2/2/28	29,260,363	28,222,644	(c)(m)(n)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	5.275%	4/9/27	37,065,623	34,807,029	(c)(m)(n)
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	4.640%	3/20/28	15,721,000	14,760,054	(c)(m)(n)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	4.416%	1/26/28	20,724,675	19,978,587	(c)(m)(n)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	4.250%	11/5/28	39,440,000	37,632,465	(c)(m)(n)

See Notes to Financial Statements.

88	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	26,151,709	$24,438,772	(c)(m)(n)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	4.434%	1/13/29	13,350,000	12,688,107	(c)(m)(n)
Total Diversified Financial Services				204,750,902
Insurance — 0.2%
AmWINS Group Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	3.916%	2/19/28	14,725,836	13,956,853	(c)(m)(n)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.666%	11/3/24	17,875,765	16,812,156	(c)(m)(n)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	4.916%	12/23/26	29,069,403	26,435,134	(c)(m)(n)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	4.916%	7/31/27	13,094,250	11,883,032	(c)(m)(n)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	4.791%	11/3/23	5,697,545	5,490,411	(c)(m)(n)
Total Insurance				74,577,586
Total Financials				340,887,555
Health Care — 1.2%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	4.916%	10/23/28	35,341,425	32,884,136	(c)(m)(n)
Health Care Providers & Services — 0.5%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.000%	2/18/27	11,581,690	10,745,666	(c)(m)(n)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/2/25	15,504,998	14,463,295	(c)(m)(n)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	3.666%	11/15/27	41,852,086	39,660,292	(c)(m)(n)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	5.416%	11/16/25	14,315,376	13,397,188	(c)(m)(n)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.916%	3/5/26	21,843,901	20,483,244	(c)(m)(n)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	5.142%	3/5/26	17,108,833	16,103,689	(c)(m)(n)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	89

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Phoenix Newco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.310%	11/15/28	17,436,300	$16,420,636	(c)(m)(n)
Sterigenics-Nordion Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	4.416%	12/11/26	39,729,289	37,891,809	(c)(m)(n)
Total Health Care Providers & Services				169,165,819
Health Care Technology — 0.2%
AthenaHealth Group Inc., Delayed Draw Term Loan	—	2/15/29	7,792,754	7,198,595	(o)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	5.009%	2/15/29	45,977,246	42,471,711	(c)(m)(n)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.166%	3/1/24	24,025,365	23,445,873	(c)(m)(n)
Total Health Care Technology				73,116,179
Life Sciences Tools & Services — 0.1%
ICON Luxembourg Sarl, Term Loan (3 mo. USD LIBOR + 2.250%)	4.563%	7/3/28	23,620,943	22,881,135	(c)(m)(n)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	4.563%	7/3/28	5,886,286	5,701,928	(c)(m)(n)
Total Life Sciences Tools & Services				28,583,063
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.000%)	6.250%	10/1/27	38,164,828	36,197,049	(c)(m)(n)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.375%	3/15/28	16,627,106	16,102,355	(c)(m)(n)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.166%	5/5/28	36,617,456	35,026,794	(c)(m)(n)
Total Pharmaceuticals				87,326,198
Total Health Care				391,075,395

See Notes to Financial Statements.

90	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 1.0%
Aerospace & Defense — 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. USD LIBOR + 2.250%)	3.845%	12/1/27	7,528,836	$7,173,588	(c)(m)(n)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	3.916%	12/9/25	1,938,885	1,843,560	(c)(m)(n)
Total Aerospace & Defense				9,017,148
Airlines — 0.2%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	14,730,000	13,588,425	(c)(f)(m)(n)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	14,290,000	14,236,412	(c)(m)(n)
United Airlines Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	5.392%	4/21/28	28,005,500	26,150,276	(c)(m)(n)
Total Airlines				53,975,113
Building Products — 0.2%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	4.842%	2/26/29	48,000,000	41,497,680	(c)(m)(n)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.666%	6/9/28	16,658,250	15,754,540	(c)(m)(n)
Total Building Products				57,252,220
Commercial Services & Supplies — 0.4%
Ali Group SRL, Term Loan B	—	10/13/28	32,730,000	31,388,070	(o)
Allied Universal Holdco LLC, USD Term Loan (1 mo. USD LIBOR + 3.750%)	5.416%	5/12/28	41,744,592	38,352,844	(c)(m)(n)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.166%	10/1/26	15,241,353	14,688,854	(c)(m)(n)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	5.900%	10/30/26	7,439,555	6,918,786	(c)(m)(n)
GFL Environmental Inc., 2020 Term Loan (3 mo. USD LIBOR + 3.000%)	4.239%	5/30/25	3,587,941	3,507,212	(c)(m)(n)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	5.666%	8/27/25	21,846,038	20,972,196	(c)(m)(n)
Total Commercial Services & Supplies				115,827,962

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	91

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Construction & Engineering — 0.0%††
Brown Group Holding LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.166%	6/7/28	4,959,867	$4,716,535	(c)(m)(n)
Electrical Equipment — 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (1 mo. USD LIBOR + 2.750%)	4.416%	8/1/25	8,256,139	7,828,306	(c)(m)(n)
Road & Rail — 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	4.250%	12/30/26	44,720,275	43,068,532	(c)(m)(n)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	2.870%	2/24/25	17,030,000	16,282,553	(c)(m)(n)
Total Road & Rail				59,351,085
Trading Companies & Distributors — 0.0%††
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	4.000%	10/6/23	5,500,000	5,449,813	(c)(m)(n)
Total Industrials				313,418,182
Information Technology — 0.7%
Communications Equipment — 0.0%††
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.916%	4/6/26	1,945,000	1,755,372	(c)(m)(n)
Electronic Equipment, Instruments & Components — 0.1%
II-VI Inc., Term Loan B	—	12/8/28	20,760,000	19,955,550	(o)
IT Services — 0.0%††
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.416%	4/28/28	12,305,792	11,867,398	(c)(m)(n)
Software — 0.6%
Cloudera Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	5.416%	10/8/28	12,309,150	11,365,469	(c)(m)(n)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.666%	10/16/26	44,893,180	43,033,256	(c)(m)(n)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 5.000%)	6.230%	7/27/28	52,138,000	47,017,266	(c)(m)(n)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	5.416%	2/1/28	37,702,215	35,507,381	(c)(m)(n)

See Notes to Financial Statements.

92	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
RealPage Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.666%	4/24/28	44,806,376	$41,539,095	(c)(m)(n)
Seattle SpinCo Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.416%	6/21/24	1,308,946	1,246,771	(c)(f)(m)(n)
Total Software				179,709,238
Total Information Technology				213,287,558
Materials — 0.1%
Chemicals — 0.0%††
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (1 mo. USD LIBOR + 2.750%)	4.416%	1/29/26	12,705,060	12,026,101	(c)(m)(n)
Containers & Packaging — 0.1%
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	3.416%	2/4/27	14,989,407	14,447,765	(c)(m)(n)
Total Materials				26,473,866
Total Senior Loans (Cost — $2,112,776,496)				1,999,439,235

			Face Amount†/ Units
Asset-Backed Securities — 3.2%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	3,325,000	3,113,067	(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	23,789,700	23,161,828	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	26,770,000	25,541,554	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,497,947	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,010,000	7,176,838	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	1.011%	9/25/34	767,545	738,217	(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	4.697%	12/27/39	1,578,354	1,590,166	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	3.124%	10/25/37	47,370,000	44,354,677	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	3.374%	10/25/37	108,930,000	90,723,854	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	93

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
College Ave Student Loans LLC, 2019-A A1 (1 mo. USD LIBOR + 1.400%)	3.024%	12/28/48	16,283,937	$16,128,022	(a)(c)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	150,458	181	(c)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	8,244,094	7,421,937	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.680%)	2.304%	12/25/36	40,097	30,960	(a)(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	1.025%	11/15/36	273,819	217,775	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	1.464%	1/15/37	2,148,377	1,977,504	(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	4.186%	8/9/24	55,874,250	54,645,789	(a)(c)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	3.114%	8/9/24	60,456,281	59,105,084	(a)(c)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	41,700,450	34,492,548	(a)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	409,064	387,490	(a)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	2.774%	11/25/69	13,751,305	13,452,390	(a)(c)
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	2.974%	3/25/36	6,325,050	6,321,415	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,988,794	3,882,519
First Franklin Mortgage Loan Trust, 2006-FF14 A5 (1 mo. USD LIBOR + 0.1600%)	1.784%	10/25/36	7,488,546	7,371,763	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	48,520,000	48,250,302
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	2.124%	10/25/34	1,212,389	1,230,831	(a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.024%	10/25/46	4,662,909	4,107,921	(a)(c)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	61,540,000	54,381,200	(a)

See Notes to Financial Statements.

94	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,660,000	$1,554,396	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	41,500,000	36,416,250	(a)
J.G. Wentworth XLI LLC, 2018-1A A	3.740%	10/17/72	6,662,003	6,283,133	(a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,358,362	6,248,445	(a)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	21,788,220	19,394,265	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	14,141,157	12,265,868	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	1.784%	10/25/36	3,166,392	1,157,016	(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	2.644%	10/25/33	100,597	98,713	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	17,286,628	16,925,199	(a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. USD LIBOR + 0.370%)	1.994%	6/25/33	13,340,560	12,700,050	(c)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. USD LIBOR + 0.350%)	1.974%	3/25/33	7,332,478	6,908,138	(c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. USD LIBOR + 0.310%)	1.934%	5/25/32	2,922,394	2,764,928	(c)
Navient Private Education Refi Loan Trust, 2018-DA A2A	4.000%	12/15/59	17,133,673	17,107,412	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	2,667,469	2,502,953	(a)
Navient Private Education Refi Loan Trust, 2021-BA A	0.940%	7/15/69	22,794,862	20,716,579	(a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	843,770	(a)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	2.224%	9/25/47	15,047,149	14,637,061	(a)(c)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	20,945,242	19,190,288	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	22,940,472	20,219,374

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	95

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Origen Manufactured Housing Contract Trust, 2006-A A2	2.705%	10/15/37	5,346,751	$5,398,935	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	3.485%	4/15/37	6,798,408	6,359,326	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	3.424%	7/25/35	1,549,890	1,505,812	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 0.750%)	2.749%	8/25/33	775,665	754,989	(c)
RAMP Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	1.974%	10/25/36	17,250,000	16,603,679	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 1.240%)	2.864%	3/25/34	4,258,180	3,881,449	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,466,483	8,058,807
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	3.124%	10/25/32	1,110,563	1,085,756	(a)(c)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	4,932,378	4,859,488
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	2.499%	12/17/68	13,711,946	13,292,008	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	23,116,586	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,985,000	10,014,335	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	20,000,000	17,977,730	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	2,170,000	2,032,791	(a)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	36,421,623	32,971,428	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	14,547,659	13,520,891	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	1.844%	2/25/36	1,081,288	31,116	(a)(c)

See Notes to Financial Statements.

96	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†/ Units		Value
Asset-Backed Securities — continued
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.300%)	1.924%	3/25/37	20,365,625		$16,690,884	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF2 M1 (1 mo. USD LIBOR + 2.250%)	3.874%	8/25/37	17,510,000		16,038,255	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.617%	5/25/31	3,989,805		3,438,143	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,434,731		2,212,899	(a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	33,332,953		28,029,847	(a)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	18,960,812		16,857,946	(a)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	28,400,000		25,269,948	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	4,108,555		3,994,233
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	8,642,476		7,982,209
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	3,910,350		3,492,145	(a)
Total Asset-Backed Securities (Cost — $1,121,911,164)					1,017,709,252

			Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.2%
Japan — 0.2%
Japanese Government CPI Linked Bond (Cost — $94,003,173)	0.100%	3/10/26	9,618,319,875	JPY	74,327,892

			Shares
Investments in Underlying Funds — 0.1%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost — $60,856,229)			2,000,000		48,960,000

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
Australian Dollar Futures, Call @ $69.00	8/5/22	290	290,000		342,200

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	97

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
Euro-Bund Futures, Put @ 148.00EUR	7/22/22	285	28,500,000	$447,999
Japanese Yen Futures, Call @ $74.00	8/5/22	290	362,500	464,000
U.S. Treasury 5-Year Notes Futures, Put @ $112.00	7/22/22	532	532,000	278,469
U.S. Treasury 10-Year Notes Futures, Call @ $117.00	7/1/22	213	213,000	326,156
U.S. Treasury 10-Year Notes Futures, Call @ $118.25	7/1/22	213	213,000	96,515
U.S. Treasury 10-Year Notes Futures, Call @ $117.00	7/22/22	1,400	1,400,000	2,690,625
U.S. Treasury 10-Year Notes Futures, Call @ $117.25	7/22/22	213	213,000	369,422
U.S. Treasury 10-Year Notes Futures, Put @ $118.00	7/1/22	214	214,000	23,406
U.S. Treasury 10-Year Notes Futures, Put @ $118.00	7/22/22	639	639,000	449,297
U.S. Treasury 10-Year Notes Futures, Put @ $118.25	7/22/22	426	426,000	346,125
U.S. Treasury Long-Term Bonds Futures, Call @ $135.00	7/1/22	70	70,000	254,844
U.S. Treasury Long-Term Bonds Futures, Call @ $134.50	7/22/22	639	639,000	2,955,375
U.S. Treasury Long-Term Bonds Futures, Call @ $136.00	7/22/22	375	375,000	1,294,922
Total Purchased Options (Cost — $5,983,984)				10,339,355
Total Investments — 99.9% (Cost — $36,133,309,587)				31,753,170,236
Other Assets in Excess of Liabilities — 0.1%				28,044,582
Total Net Assets — 100.0%				$31,781,214,818

See Notes to Financial Statements.

98	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2022, the Fund held TBA securities with a total cost of $573,790,749.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)	The coupon payment on this security is currently in default as of June 30, 2022.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of June 30, 2022. The interest rate for fully unfunded term loans is to be determined.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	99

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARS	— Argentine Peso

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CMT	— Constant Maturity Treasury

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

CPI	— Consumer Price Index

ETF	— Exchange-Traded Fund

EUR	— Euro

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JPY	— Japanese Yen

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
90-Day Eurodollar Futures, Call	12/19/22	$96.50	6,359	$15,897,500	$(4,570,531)
90-Day Eurodollar Futures, Call	12/19/22	97.00	25,867	64,667,500	(8,891,781)
90-Day Eurodollar Futures, Call	12/19/22	99.00	209	522,500	(6,531)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	111.00	638	638,000	(932,078)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	111.50	3,485	3,485,000	(3,784,494)
U.S. Treasury 5-Year Notes Futures, Call	7/22/22	112.00	9,347	9,347,000	(7,229,325)
U.S. Treasury 5-Year Notes Futures, Put	7/22/22	110.00	1,064	1,064,000	(83,125)
U.S. Treasury 10-Year Notes Futures, Call	7/1/22	117.25	855	855,000	(1,108,828)
U.S. Treasury 10-Year Notes Futures, Call	7/1/22	117.75	213	213,000	(179,719)

See Notes to Financial Statements.

100	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	$116.50	957	$957,000	$(2,213,062)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	117.50	2,710	2,710,000	(4,234,375)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	118.00	10,775	10,775,000	(13,300,391)
U.S. Treasury 10-Year Notes Futures, Call	7/22/22	120.00	1,063	1,063,000	(415,234)
U.S. Treasury 10-Year Notes Futures, Put	7/1/22	117.50	106	106,000	(3,313)
U.S. Treasury 10-Year Notes Futures, Put	7/1/22	117.75	425	425,000	(26,563)
U.S. Treasury 10-Year Notes Futures, Put	7/8/22	117.50	2,126	2,126,000	(498,281)
U.S. Treasury 10-Year Notes Futures, Put	7/8/22	117.75	639	639,000	(189,703)
U.S. Treasury 10-Year Notes Futures, Put	7/22/22	115.00	213	213,000	(23,297)
U.S. Treasury 10-Year Notes Futures, Put	7/22/22	117.00	852	852,000	(332,813)
U.S. Treasury Long-Term Bonds Futures, Call	7/22/22	138.00	532	532,000	(1,155,437)
U.S. Treasury Long-Term Bonds Futures, Call	7/22/22	139.00	425	425,000	(703,906)
U.S. Treasury Long-Term Bonds Futures, Put	7/8/22	137.00	914	914,000	(485,563)
U.S. Treasury Long-Term Bonds Futures, Put	7/22/22	134.00	1,172	1,172,000	(494,438)
U.S. Treasury Long-Term Bonds Futures, Put	7/22/22	136.00	106	106,000	(87,781)
Total Exchange-Traded Written Options (Premiums received — $44,588,020)					$(50,950,569)
At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month EURIBOR	7,563	12/22	$1,967,355,913	$1,958,823,372	$(8,532,541)
3-Month SOFR	6,419	6/23	1,549,399,617	1,553,799,187	4,399,570
90-Day Eurodollar	47,238	12/22	11,572,299,473	11,373,729,450	(198,570,023)
90-Day Eurodollar	8,459	6/23	2,050,809,441	2,042,108,337	(8,701,104)
90-Day Eurodollar	2,039	9/23	504,990,057	493,208,613	(11,781,444)
90-Day Eurodollar	6,754	12/23	1,647,494,429	1,636,240,925	(11,253,504)
Australian 10-Year Bonds	4,149	9/22	342,954,731	340,496,976	(2,457,755)
Australian Dollar	12,710	9/22	914,763,519	878,388,100	(36,375,419)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	101

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
British Pound	2,720	9/22	$212,685,300	$207,383,000	$(5,302,300)
Canadian Dollar	650	9/22	51,662,325	50,505,000	(1,157,325)
Euro	2,410	9/22	324,070,829	317,457,250	(6,613,579)
Euro-Bobl	1,496	9/22	197,034,820	194,696,786	(2,338,034)
Euro-Bund	1,317	9/22	213,205,554	205,338,740	(7,866,814)
Euro-OAT	1,591	9/22	237,965,593	230,969,469	(6,996,124)
Japanese Yen	5,910	9/22	565,749,871	547,820,062	(17,929,809)
Mexican Peso	12,347	9/22	308,990,603	302,254,560	(6,736,043)
U.S. Treasury 5-Year Notes	117,356	9/22	13,215,420,756	13,173,211,000	(42,209,756)
U.S. Treasury Long-Term Bonds	1,306	9/22	182,176,490	181,044,250	(1,132,240)
U.S. Treasury Ultra Long-Term Bonds	4,689	9/22	732,699,853	723,717,844	(8,982,009)
United Kingdom Long Gilt Bonds	153	9/22	21,996,016	21,228,422	(767,594)
					(381,303,847)
Contracts to Sell:
30-Day Federal Funds	15,065	7/22	6,176,920,881	6,172,592,883	4,327,998
3-Month SOFR	6,213	9/22	1,505,834,063	1,507,351,462	(1,517,399)
Euro-Buxl	702	9/22	131,255,735	120,324,697	10,931,038
U.S. Treasury 2-Year Notes	5,645	9/22	1,188,585,779	1,185,538,209	3,047,570
U.S. Treasury 10-Year Notes	15,526	9/22	1,828,461,076	1,840,316,188	(11,855,112)
U.S. Treasury Ultra 10-Year Notes	4,481	9/22	574,440,159	570,767,375	3,672,784
					8,606,879
Net unrealized depreciation on open futures contracts					$(372,696,968)

Abbreviation(s) used in this table:

EURIBOR	— Euro Interbank Offered Rate

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

102	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

At June 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	155,997,752	USD	32,966,558	BNP Paribas SA	7/19/22	$(3,332,149)
AUD	253,824,721	USD	189,869,775	Citibank N.A.	7/19/22	(14,645,688)
CAD	596,725,858	USD	476,934,276	Citibank N.A.	7/19/22	(13,350,222)
CAD	956,710,081	USD	765,858,214	Citibank N.A.	7/19/22	(22,609,816)
CNY	138,561,353	USD	21,636,351	Citibank N.A.	7/19/22	(938,515)
EUR	25,000,000	USD	26,214,750	Citibank N.A.	7/19/22	16,408
EUR	415,500,000	USD	434,269,797	Citibank N.A.	7/19/22	1,692,053
MXN	1,250,000,000	USD	62,354,091	Citibank N.A.	7/19/22	(407,890)
MXN	2,980,500,000	USD	148,676,354	Citibank N.A.	7/19/22	(971,832)
NOK	828,954,509	EUR	87,024,000	Citibank N.A.	7/19/22	(7,121,363)
USD	11,801,440	AUD	16,000,000	Citibank N.A.	7/19/22	756,080
USD	13,853,400	AUD	20,000,000	Citibank N.A.	7/19/22	46,700
USD	67,436,097	CNY	432,670,000	Citibank N.A.	7/19/22	2,805,285
USD	118,013,720	CNY	756,940,000	Citibank N.A.	7/19/22	4,944,529
USD	7,327,005	EUR	7,000,000	Citibank N.A.	7/19/22	(17,719)
USD	8,582,102	EUR	8,000,000	Citibank N.A.	7/19/22	188,132
USD	12,577,920	EUR	12,000,000	Citibank N.A.	7/19/22	(13,036)
USD	4,272,421	IDR	61,569,853,873	Citibank N.A.	7/19/22	140,458
USD	8,212,661	IDR	118,122,700,000	Citibank N.A.	7/19/22	285,428
USD	85,300,321	MXN	1,761,930,000	Citibank N.A.	7/19/22	(2,015,575)
USD	160,516,365	MXN	3,230,440,000	Citibank N.A.	7/19/22	425,577
GBP	59,432,403	USD	77,647,840	Goldman Sachs Group Inc.	7/19/22	(5,278,612)
JPY	1,100,000,000	USD	8,193,058	Goldman Sachs Group Inc.	7/19/22	(76,720)
JPY	10,349,983,258	USD	83,751,281	Goldman Sachs Group Inc.	7/19/22	(7,384,041)
NOK	740,883	EUR	78,000	Goldman Sachs Group Inc.	7/19/22	(6,597)
USD	12,516,516	AUD	18,000,000	Goldman Sachs Group Inc.	7/19/22	90,486
USD	9,396,900	EUR	9,000,000	Goldman Sachs Group Inc.	7/19/22	(46,317)
CHF	43,000,000	USD	43,596,620	JPMorgan Chase & Co.	7/19/22	1,497,979
INR	4,359,319,201	USD	56,752,362	JPMorgan Chase & Co.	7/19/22	(1,631,286)
USD	46,517,163	CHF	43,000,000	JPMorgan Chase & Co.	7/19/22	1,422,564
USD	472,789,544	CNH	3,024,529,271	JPMorgan Chase & Co.	7/19/22	20,966,019
USD	25,714,526	CNY	164,704,108	JPMorgan Chase & Co.	7/19/22	1,111,571
USD	84,362,076	CNY	540,550,000	JPMorgan Chase & Co.	7/19/22	3,616,507
BRL	141,947,204	USD	29,795,177	Morgan Stanley & Co. Inc.	7/19/22	(2,829,907)
NOK	752,407,424	EUR	79,190,000	Morgan Stanley & Co. Inc.	7/19/22	(6,675,655)
USD	58,129,193	BRL	297,944,956	Morgan Stanley & Co. Inc.	7/19/22	1,529,514
USD	10,759,800	EUR	9,875,000	Morgan Stanley & Co. Inc.	7/19/22	398,493
USD	662,458,847	EUR	604,830,589	Morgan Stanley & Co. Inc.	7/19/22	27,842,572

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	103

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	77,257,952	MXN	1,557,404,429	Morgan Stanley & Co. Inc.	7/19/22	$77,722
USD	88,736,414	MXN	1,834,617,000	Morgan Stanley & Co. Inc.	7/19/22	(2,181,629)
ZAR	728,620,000	USD	49,229,418	Morgan Stanley & Co. Inc.	7/19/22	(4,530,078)
Total						$(26,210,570)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CHF	— Swiss Franc

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
520,862,000	11/18/23	3.970%**	CPURNSA**	$(1,921,595)	$17,592,034
3,597,809,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(83,256,283)
379,970,000	10/20/26	2.950%**	CPURNSA**	(198,855)	14,317,107
520,862,000	11/18/26	CPURNSA**	3.370%**	4,875,883	(12,734,076)
591,904,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(1,014,019)	19,386,519
400,173,000	3/4/27	Daily SOFR Compound annually	1.550% annually	(580,574)	(20,322,922)
1,429,588,000	5/15/27	0.710% annually	Daily SOFR Compound annually	4,605,388	128,844,632

See Notes to Financial Statements.

104	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
244,183,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	$(1,688,297)	$22,820,518
878,109,000		8/15/28	1.130% annually	Daily SOFR Compound annually	6,366,371	73,655,206
441,554,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(194,285)	38,195,005
348,007,000		2/15/29	2.850% annually	Daily SOFR Compound annually	(632,734)	(1,645,579)
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE-Banxico every 28 days	7.450% every 28 days	1,162,309	(16,008,642)
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE-Banxico every 28 days	7.440% every 28 days	1,414,149	(16,354,751)
379,970,000		10/20/31	CPURNSA**	2.770%**	304,626	(10,196,203)
379,990,000		10/20/31	1.733% annually	Daily SOFR Compound annually	1,496,859	14,806,610
199,961,000		3/18/32	2.000% annually	Daily SOFR Compound annually	1,620,828	11,534,781
374,360,000		7/20/45	0.560% annually	Daily SOFR annually	3,192,610	136,515,690
163,600,000		8/19/45	0.740% annually	Daily SOFR annually	—	56,099,258
12,221,800,000	JPY	5/9/46	0.641% semi-annually	Daily TONA Compound semi-annually	16,343	6,797,929
289,607,000		2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	1,683,512	68,658,964
174,372,000		2/15/47	1.520% annually	Daily SOFR Compound annually	(2,452,602)	39,784,676
193,568,000		2/15/47	1.729% annually	Daily SOFR Compound annually	2,453,765	31,798,732

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	105

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	159,450,000	5/15/47	1.630% annually	Daily SOFR Compound annually	$7,064,630	$24,013,258
	19,814,000	8/15/47	1.650% annually	Daily SOFR Compound annually	1,992,261	1,805,107
	187,010,000	4/21/52	2.500% annually	Daily SOFR Compound annually	314,125	4,095,198
Total					$29,880,698	$550,202,768

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2022[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Apache Corp., 4.875%, due 11/15/27	$54,561,000	6/20/26	2.317%	1.000% quarterly	$(2,562,028)	$(1,940,532)	$(621,496)
Apache Corp., 4.875%, due 11/15/27	75,119,000	12/20/26	2.488%	1.000% quarterly	(4,410,256)	(2,021,270)	(2,388,986)
Teva Pharmaceutical Finance Co. BV, 2.950%, due 12/18/22	25,010,000	6/20/26	4.593%	1.000% quarterly	(2,939,125)	(1,959,181)	(979,944)
Total	$154,690,000				$(9,911,409)	$(5,920,983)	$(3,990,426)

See Notes to Financial Statements.

106	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.38 Index	$735,645,240	6/20/27	5.000% quarterly	$(22,156,163)	$29,028,837	$(51,185,000)
Markit CDX.NA.IG.38 Index	8,362,619,000	6/20/27	1.000% quarterly	(3,863,530)	106,501,354	(110,364,884)
Total	$9,098,264,240			$(26,019,693)	$135,530,191	$(161,549,884)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

TONA	— Tokyo Overnight Average Rate

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	107

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments, at value (Cost — $36,133,309,587)	$31,753,170,236
Foreign currency, at value (Cost — $241,783,476)	235,630,594
Receivable for securities sold	1,382,244,370
Deposits with brokers for centrally cleared swap contracts	588,811,288
Interest receivable	212,702,015
Deposits with brokers for open futures contracts and exchange-traded options	197,455,776
Receivable from brokers — net variation margin on open futures contracts	112,626,188
Unrealized appreciation on forward foreign currency contracts	69,854,077
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $41,988,715)	42,180,153
Receivable for Fund shares sold	39,968,196
Deposits with brokers for TBA securities	7,270,000
Deposits with brokers for OTC derivatives	3,940,000
Principal paydown receivable	2,171,612
Receivable for premiums on written options	1,512,481
Dividends receivable from affiliated investments	58,497
Prepaid expenses	245,576
Total Assets	34,649,841,059

Liabilities:
Payable for securities purchased	2,311,455,722
Payable to brokers — net variation margin on centrally cleared swap contracts	228,054,064
Payable for Fund shares repurchased	138,514,992
Unrealized depreciation on forward foreign currency contracts	96,064,647
Written options, at value (premiums received — $44,588,020)	50,950,569
Distributions payable	11,084,189
Investment management fee payable	9,340,166
Deposits from brokers for OTC derivatives	7,260,000
Due to custodian	7,092,014
Service and/or distribution fees payable	633,082
Accrued foreign capital gains tax	380,402
Directors’ fees payable	96,536
Accrued expenses	7,699,858
Total Liabilities	2,868,626,241
Total Net Assets	$31,781,214,818

Net Assets:
Par value (Note 7)	$3,216,285
Paid-in capital in excess of par value	38,669,125,631
Total distributable earnings (loss)	(6,891,127,098)
Total Net Assets	$31,781,214,818

See Notes to Financial Statements.

108	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Net Assets:
Class A	$1,459,262,933
Class C	$188,859,246
Class C1	$177,106
Class FI	$200,432,567
Class R	$306,127,230
Class I	$20,011,021,624
Class IS	$9,615,334,112

Shares Outstanding:
Class A	147,812,460
Class C	19,101,542
Class C1	17,886
Class FI	20,285,100
Class R	31,026,190
Class I	2,024,779,765
Class IS	973,262,089

Net Asset Value:
Class A (and redemption price)	$9.87
Class C*	$9.89
Class C1*	$9.90
Class FI (and redemption price)	$9.88
Class R (and redemption price)	$9.87
Class I (and redemption price)	$9.88
Class IS (and redemption price)	$9.88
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%; 3.75% effective August 15, 2022)	$10.31

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	109

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Interest	$563,159,723
Dividends from unaffiliated investments	1,290,378
Dividends from affiliated investments	167,031
Less: Foreign taxes withheld	(886,396)
Total Investment Income	563,730,736

Expenses:
Investment management fee (Note 2)	72,905,985
Transfer agent fees (Note 5)	14,923,369
Service and/or distribution fees (Notes 2 and 5)	4,234,689
Custody fees	595,108
Legal fees	457,209
Fund accounting fees	412,840
Directors’ fees	357,605
Registration fees	338,870
Commitment fees (Note 9)	145,969
Insurance	96,756
Interest expense	76,268
Fees recaptured by investment manager (Note 2)	76,217
Shareholder reports	51,028
Audit and tax fees	44,587
Miscellaneous expenses	59,886
Total Expenses	94,776,386
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(8,982,522)
Net Expenses	85,793,864
Net Investment Income	477,936,872

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(850,529,767)
Futures contracts	(1,490,333,600)
Written options	277,859,312
Swap contracts	65,168,018
Forward foreign currency contracts	(8,913,781)
Foreign currency transactions	(8,634,025)
Net Realized Loss	(2,015,383,843)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(4,861,415,168)	‡
Futures contracts	(338,218,908)
Written options	(6,657,987)
Swap contracts	278,218,902
Forward foreign currency contracts	(33,864,582)
Foreign currencies	(8,845,537)
Change in Net Unrealized Appreciation (Depreciation)	(4,970,783,280)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(6,986,167,123)
Decrease in Net Assets From Operations	$(6,508,230,251)

‡	Net of change in accrued foreign capital gains tax of $380,402.

See Notes to Financial Statements.

110	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$477,936,872	$859,109,377
Net realized gain (loss)	(2,015,383,843)	236,707,926
Change in net unrealized appreciation (depreciation)	(4,970,783,280)	(1,830,204,453)
Decrease in Net Assets From Operations	(6,508,230,251)	(734,387,150)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(488,316,722)	(1,347,510,039)
Decrease in Net Assets From Distributions to Shareholders	(488,316,722)	(1,347,510,039)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,081,443,666	16,373,780,437
Reinvestment of distributions	420,282,518	1,155,556,652
Cost of shares repurchased	(10,396,598,501)	(12,804,683,723)
Increase (Decrease) in Net Assets From Fund Share Transactions	(2,894,872,317)	4,724,653,366
Increase (Decrease) in Net Assets	(9,891,419,290)	2,642,756,177

Net Assets:
Beginning of period	41,672,634,108	39,029,877,931
End of period	$31,781,214,818	$41,672,634,108

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	111

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.91	$12.55	$11.96	$11.19	$11.83	$11.42

Income (loss) from operations:
Net investment income	0.12	0.21	0.26	0.35	0.36	0.31
Net realized and unrealized gain (loss)	(2.03)	(0.49)	0.80	0.98	(0.60)	0.44
Total income (loss) from operations	(1.91)	(0.28)	1.06	1.33	(0.24)	0.75

Less distributions from:
Net investment income	(0.13)	(0.28)	(0.29)	(0.40)	(0.35)	(0.32)
Net realized gains	—	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.13)	(0.36)	(0.47)	(0.56)	(0.40)	(0.34)

Net asset value, end of period	$9.87	$11.91	$12.55	$11.96	$11.19	$11.83
Total return[3]	(16.13)%	(2.26)%	9.00%	11.88%	(1.86)%	6.57%

Net assets, end of period (millions)	$1,459	$1,458	$1,463	$1,306	$1,032	$992

Ratios to average net assets:
Gross expenses	0.82%[4,5]	0.82%[5]	0.83%	0.83%[5]	0.84%	0.85%[5]
Net expenses[6,7]	0.82 [4,5]	0.82 [5]	0.82	0.82 [5]	0.82	0.82 [5]
Net investment income	2.31 [4]	1.75	2.13	2.99	3.16	2.66

Portfolio turnover rate[8]	27%	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 30% for the six months ended June 30, 2022 and 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

112	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.93	$12.57	$11.97	$11.21	$11.84	$11.43

Income (loss) from operations:
Net investment income	0.08	0.13	0.17	0.27	0.28	0.23
Net realized and unrealized gain (loss)	(2.03)	(0.50)	0.82	0.96	(0.58)	0.43
Total income (loss) from operations	(1.95)	(0.37)	0.99	1.23	(0.30)	0.66

Less distributions from:
Net investment income	(0.09)	(0.19)	(0.21)	(0.31)	(0.28)	(0.23)
Net realized gains	—	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.09)	(0.27)	(0.39)	(0.47)	(0.33)	(0.25)

Net asset value, end of period	$9.89	$11.93	$12.57	$11.97	$11.21	$11.84
Total return[3]	(16.40)%	(2.94)%	8.32%	11.10%	(2.53)%	5.82%

Net assets, end of period (millions)	$189	$273	$326	$259	$199	$219

Ratios to average net assets:
Gross expenses	1.53%[4]	1.52%	1.51%	1.52%	1.52%	1.52%
Net expenses[5,6]	1.53 [4]	1.51	1.51	1.52	1.52	1.52
Net investment income	1.57 [4]	1.05	1.43	2.29	2.45	1.95

Portfolio turnover rate[7]	27%	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 30% for the six months ended June 30, 2022 and 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	113

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.95	$12.55	$11.96	$11.20	$11.83	$11.42

Income (loss) from operations:
Net investment income	0.09	0.15	0.21	0.32	0.31	0.27
Net realized and unrealized gain (loss)	(2.04)	(0.44)	0.80	0.96	(0.58)	0.43
Total income (loss) from operations	(1.95)	(0.29)	1.01	1.28	(0.27)	0.70

Less distributions from:
Net investment income	(0.10)	(0.23)	(0.24)	(0.36)	(0.31)	(0.27)
Net realized gains	—	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.10)	(0.31)	(0.42)	(0.52)	(0.36)	(0.29)

Net asset value, end of period	$9.90	$11.95	$12.55	$11.96	$11.20	$11.83
Total return[3]	(16.39)%	(2.42)%[4]	8.59%	11.50%	(2.22)%	6.16%

Net assets, end of period (000s)	$177	$237	$1,394	$2,399	$14,202	$22,192

Ratios to average net assets:
Gross expenses	1.37%[5]	1.24%	1.27%	1.20%	1.19%	1.21%
Net expenses[6,7]	1.37 [5]	1.24	1.27	1.20	1.19	1.21
Net investment income	1.73 [5]	1.25	1.74	2.76	2.75	2.27

Portfolio turnover rate[8]	27%	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (2.67)% for the year ended December 31, 2021.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 30% for the six months ended June 30, 2022 and 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

114	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.92	$12.56	$11.97	$11.20	$11.84	$11.43

Income (loss) from operations:
Net investment income	0.12	0.21	0.26	0.35	0.36	0.31
Net realized and unrealized gain (loss)	(2.03)	(0.49)	0.80	0.98	(0.60)	0.44
Total income (loss) from operations	(1.91)	(0.28)	1.06	1.33	(0.24)	0.75

Less distributions from:
Net investment income	(0.13)	(0.28)	(0.29)	(0.40)	(0.35)	(0.32)
Net realized gains	—	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.13)	(0.36)	(0.47)	(0.56)	(0.40)	(0.34)

Net asset value, end of period	$9.88	$11.92	$12.56	$11.97	$11.20	$11.84
Total return[3]	(16.13)%	(2.26)%	8.99%	11.87%	(1.87)%	6.65%

Net assets, end of period (millions)	$200	$318	$432	$414	$359	$444

Ratios to average net assets:
Gross expenses	0.85%[4]	0.82%	0.82%	0.82%	0.83%	0.83%
Net expenses[5,6]	0.85 [4]	0.82	0.82	0.82	0.83	0.83
Net investment income	2.23 [4]	1.74	2.14	3.00	3.13	2.65

Portfolio turnover rate[7]	27%	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 30% for the six months ended June 30, 2022 and 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	115

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.90	$12.54	$11.95	$11.19	$11.82	$11.41

Income (loss) from operations:
Net investment income	0.11	0.18	0.22	0.32	0.32	0.28
Net realized and unrealized gain (loss)	(2.03)	(0.50)	0.80	0.96	(0.58)	0.43
Total income (loss) from operations	(1.92)	(0.32)	1.02	1.28	(0.26)	0.71

Less distributions from:
Net investment income	(0.11)	(0.24)	(0.25)	(0.36)	(0.32)	(0.28)
Net realized gains	—	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.11)	(0.32)	(0.43)	(0.52)	(0.37)	(0.30)

Net asset value, end of period	$9.87	$11.90	$12.54	$11.95	$11.19	$11.82
Total return[3]	(16.19)%	(2.56)%	8.67%	11.56%	(2.16)%	6.25%

Net assets, end of period (millions)	$306	$375	$350	$298	$245	$215

Ratios to average net assets:
Gross expenses	1.14%[4]	1.12%	1.13%	1.12%	1.12%	1.13%
Net expenses[5]	1.14 [4,6]	1.12 [6]	1.12 [6]	1.12 [6]	1.12	1.13 [6]
Net investment income	1.97 [4]	1.46	1.83	2.69	2.87	2.35

Portfolio turnover rate[7]	27%	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 30% for the six months ended June 30, 2022 and 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

116	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.92	$12.56	$11.97	$11.20	$11.84	$11.43

Income (loss) from operations:
Net investment income	0.14	0.26	0.31	0.40	0.40	0.35
Net realized and unrealized gain (loss)	(2.03)	(0.50)	0.80	0.97	(0.59)	0.44
Total income (loss) from operations	(1.89)	(0.24)	1.11	1.37	(0.19)	0.79

Less distributions from:
Net investment income	(0.15)	(0.32)	(0.34)	(0.44)	(0.40)	(0.36)
Net realized gains	—	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.15)	(0.40)	(0.52)	(0.60)	(0.45)	(0.38)

Net asset value, end of period	$9.88	$11.92	$12.56	$11.97	$11.20	$11.84
Total return[3]	(15.96)%	(1.90)%	9.39%	12.29%	(1.49)%	6.96%

Net assets, end of period (millions)	$20,011	$26,512	$25,642	$20,112	$15,351	$14,721

Ratios to average net assets:
Gross expenses	0.53%[4]	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses[5,6]	0.45 [4]	0.45	0.45	0.45	0.45	0.45
Net investment income	2.65 [4]	2.12	2.49	3.36	3.53	3.03

Portfolio turnover rate[7]	27%	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 30% for the six months ended June 30, 2022 and 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	117

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$11.92	$12.56	$11.96	$11.20	$11.83	$11.42

Income (loss) from operations:
Net investment income	0.14	0.26	0.31	0.40	0.40	0.36
Net realized and unrealized gain (loss)	(2.03)	(0.49)	0.81	0.96	(0.58)	0.43
Total income (loss) from operations	(1.89)	(0.23)	1.12	1.36	(0.18)	0.79

Less distributions from:
Net investment income	(0.15)	(0.33)	(0.34)	(0.44)	(0.40)	(0.36)
Net realized gains	—	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)
Total distributions	(0.15)	(0.41)	(0.52)	(0.60)	(0.45)	(0.38)

Net asset value, end of period	$9.88	$11.92	$12.56	$11.96	$11.20	$11.83
Total return[3]	(15.95)%	(1.87)%	9.51%	12.33%	(1.47)%	6.99%

Net assets, end of period (millions)	$9,615	$12,736	$10,815	$8,583	$6,336	$5,482

Ratios to average net assets:
Gross expenses	0.42%[4]	0.42%	0.42%	0.42%	0.42%	0.43%
Net expenses[5]	0.42 [4,6]	0.42 [6]	0.42 [6]	0.42 [6]	0.42	0.43
Net investment income	2.68 [4]	2.16	2.52	3.39	3.57	3.05

Portfolio turnover rate[7]	27%	56%	95%	122%	105%	94%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 30% for the six months ended June 30, 2022 and 79%, 137%, 189%, 274% and 264% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See Notes to Financial Statements.

118	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the

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Notes to financial statements (unaudited) (cont’d)

effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$3,557,586,815	$15,434,357	$3,573,021,172
Other Corporate Bonds & Notes	—	8,078,136,995	—	8,078,136,995
Mortgage-Backed Securities	—	6,757,794,740	—	6,757,794,740
U.S. Government & Agency Obligations	—	5,043,351,818	—	5,043,351,818
Collateralized Mortgage Obligations	—	2,774,381,006	25,000,000	2,799,381,006
Sovereign Bonds	—	2,350,708,771	—	2,350,708,771
Senior Loans:
Industrials	—	299,829,757	13,588,425	313,418,182
Information Technology	—	212,040,787	1,246,771	213,287,558
Other Senior Loans	—	1,472,733,495	—	1,472,733,495
Asset-Backed Securities	—	1,017,709,252	—	1,017,709,252
Non-U.S. Treasury Inflation Protected Securities	—	74,327,892	—	74,327,892
Investments in Underlying Funds	$48,960,000	—	—	48,960,000
Purchased Options	10,339,355	—	—	10,339,355
Total Investments	$59,299,355	$31,638,601,328	$55,269,553	$31,753,170,236

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Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$26,378,960	—	—	$26,378,960
Forward Foreign Currency Contracts††	—	$69,854,077	—	69,854,077
Centrally Cleared Interest Rate Swaps††	—	710,721,224	—	710,721,224
Total Other Financial Instruments	$26,378,960	$780,575,301	—	$806,954,261
Total	$85,678,315	$32,419,176,629	$55,269,553	$32,560,124,497

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$50,950,569	—	—	$50,950,569
Futures Contracts††	399,075,928	—	—	399,075,928
Forward Foreign Currency Contracts††	—	$96,064,647	—	96,064,647
Centrally Cleared Interest Rate Swaps††	—	160,518,456	—	160,518,456
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	3,990,426	—	3,990,426
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	161,549,884	—	161,549,884
Total	$450,026,497	$422,123,413	—	$872,149,910

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

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(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

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Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

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In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2022, the total notional value of all credit default swaps to sell protection was $9,252,954,240. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2022, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use

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Notes to financial statements (unaudited) (cont’d)

a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

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Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2022, the Fund had sufficient cash and/or securities to cover these commitments.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be

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Notes to financial statements (unaudited) (cont’d)

principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At June 30, 2022, the Fund held non-cash collateral for TBA securities from Bank of America N.A. and BNP Paribas SA in the amounts of $492,057 and $707,748, respectively.

(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

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The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

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Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or

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limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2022, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $96,064,647. If a contingent feature in

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	131

Notes to financial statements (unaudited) (cont’d)

the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2022, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $3,940,000 which could be used to reduce the required payment.

At June 30, 2022, the Fund held cash collateral from Citibank N.A. in the amount of $7,260,000 and the Fund held non-cash collateral from JPMorgan Chase & Co. in the amount of $3,134,150. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(v) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

132	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of June 30, 2022, there were $380,402 of capital gains tax liabilities accrued on unrealized gains.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

LMPFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2023 without the Board of Directors’ consent. In addition, LMPFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any

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Notes to financial statements (unaudited) (cont’d)

investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $8,982,522, which included an affiliated money market waiver of $43,844.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class FI	Class I
Expires December 31, 2022	$30,186	—	$16,011,352
Expires December 31, 2023	—	—	17,341,228
Expires December 31, 2024	—	$3,743	8,934,935
Total fee waivers/expense reimbursements subject to recapture	$30,186	$3,743	$42,287,515

For the six months ended June 30, 2022, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class A
LMPFA recaptured	$76,217

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% (3.75% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 ($500,000 effective August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

134	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

For the six months ended June 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$126,075	—
CDSCs	12,819	$3,577

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,963,979,101	$9,134,562,505
Sales	3,227,341,282	11,675,113,847

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$36,133,309,587	$96,421,247	$(4,476,560,598)	$(4,380,139,351)
Written options	(44,588,020)	13,664,883	(20,027,432)	(6,362,549)
Futures contracts	—	26,378,960	(399,075,928)	(372,696,968)
Forward foreign currency contracts	—	69,854,077	(96,064,647)	(26,210,570)
Swap contracts	159,489,906	710,721,224	(326,058,766)	384,662,458

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	135

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2022.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Purchased options[2]	$9,533,155	$806,200	$10,339,355
Futures contracts[3]	26,378,960	—	26,378,960
Forward foreign currency contracts	—	69,854,077	69,854,077
Centrally cleared swap contracts[4]	710,721,224	—	710,721,224
Total	$746,633,339	$70,660,277	$817,293,616

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$50,950,569	—	—	$50,950,569
Futures contracts[3]	324,961,453	$74,114,475	—	399,075,928
Forward foreign currency contracts	—	96,064,647	—	96,064,647
Centrally cleared swap contracts[4]	160,518,456	—	$165,540,310	326,058,766
Total	$536,430,478	$170,179,122	$165,540,310	$872,149,910

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

136	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(90,305,887)	$(5,057,873)	—	$(95,363,760)
Futures contracts	(1,326,823,098)	(163,510,502)	—	(1,490,333,600)
Written options	277,113,210	746,102	—	277,859,312
Swap contracts	91,822,847	—	$(26,654,829)	65,168,018
Forward foreign currency contracts	—	(8,913,781)	—	(8,913,781)
Total	$(1,048,192,928)	$(176,736,054)	$(26,654,829)	$(1,251,583,811)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$4,400,872	$165,635	—	$4,566,507
Futures contracts	(240,665,804)	(97,553,104)	—	(338,218,908)
Written options	(6,858,732)	200,745	—	(6,657,987)
Swap contracts	455,984,538	—	$(177,765,636)	278,218,902
Forward foreign currency contracts	—	(33,864,582)	—	(33,864,582)
Total	$212,860,874	$(131,051,306)	$(177,765,636)	$(95,956,068)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$7,935,798
Written options	42,230,637
Futures contracts (to buy)	43,114,799,194
Futures contracts (to sell)	15,494,191,311
Forward foreign currency contracts (to buy)	2,637,362,512
Forward foreign currency contracts (to sell)	2,445,844,376

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	137

Notes to financial statements (unaudited) (cont’d)

Average Notional Balance
Interest rate swap contracts	$13,796,602,974
Credit default swap contracts (sell protection)	8,639,021,356

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	—	$(3,332,149)	$(3,332,149)	$3,110,000	$(222,149)
Citibank N.A.	$11,300,650	(62,091,656)	(50,791,006)	(7,260,000)	(58,051,006)
Goldman Sachs Group Inc.	90,486	(12,792,287)	(12,701,801)	—	(12,701,801)
JPMorgan Chase & Co.	28,614,640	(1,631,286)	26,983,354	(3,134,150)	23,849,204
Morgan Stanley & Co. Inc.	29,848,301	(16,217,269)	13,631,032	830,000	14,461,032
Total	$69,854,077	$(96,064,647)	$(26,210,570)	$(6,454,150)	$(32,664,720)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

138	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,937,972	$1,118,376
Class C	1,133,397	125,476
Class C1	725	263
Class FI	326,435	245,891
Class R	836,160	367,400
Class I	—	12,932,603
Class IS	—	133,360
Total	$4,234,689	$14,923,369

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

	Waivers/Expense Reimbursements
Class A	$1,890
Class C	272
Class C1	0	†
Class FI	4,055
Class R	404
Class I	8,962,490
Class IS	13,411
Total	$8,982,522

†	Amount represents less than $1.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class A	$18,392,106	$33,592,228
Class C	1,854,437	4,716,117
Class C1	1,851	11,958
Class FI	3,009,353	8,198,302
Class R	3,409,066	7,207,122
Class I	309,570,344	706,714,733
Class IS	152,079,565	318,625,534
Total	$488,316,722	$1,079,065,994

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	139

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Realized Gains:
Class A	—	$9,438,051
Class C	—	1,925,397
Class C1	—	5,261
Class FI	—	2,292,161
Class R	—	2,321,471
Class I	—	177,878,539
Class IS	—	74,583,165
Total	—	$268,444,045

7. Capital shares

At June 30, 2022, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	51,626,665	$576,211,306	48,348,766	$585,337,016
Shares issued on reinvestment	1,349,756	14,239,182	2,529,639	30,483,707
Shares repurchased	(27,550,623)	(293,152,105)	(45,105,825)	(545,376,217)
Net increase	25,425,798	$297,298,383	5,772,580	$70,444,506

Class C
Shares sold	923,512	$9,934,105	4,311,410	$52,294,333
Shares issued on reinvestment	141,840	1,502,265	427,438	5,158,502
Shares repurchased	(4,877,519)	(52,010,295)	(7,775,255)	(94,067,829)
Net decrease	(3,812,167)	$(40,573,925)	(3,036,407)	$(36,614,994)

Class C1
Shares sold	3	$36	7	$672
Shares issued on reinvestment	174	1,842	1,373	16,600
Shares repurchased	(2,165)	(22,080)	(92,525)	(1,131,584)
Net decrease	(1,988)	$(20,202)	(91,145)	$(1,114,312)

Class FI
Shares sold	1,639,611	$18,153,162	5,937,087	$72,144,627
Shares issued on reinvestment	280,656	2,981,851	861,734	10,398,759
Shares repurchased	(8,342,444)	(88,283,317)	(14,455,882)	(175,008,670)
Net decrease	(6,422,177)	$(67,148,304)	(7,657,061)	$(92,465,284)

140	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount

Class R
Shares sold	1,262,669	$13,637,395	5,686,921	$68,807,844
Shares issued on reinvestment	322,055	3,400,982	788,942	9,501,559
Shares repurchased	(2,066,755)	(21,896,207)	(2,903,932)	(35,038,381)
Net increase (decrease)	(482,031)	$(4,857,830)	3,571,931	$43,271,022

Class I
Shares sold	452,418,830	$4,863,323,357	869,645,888	$10,549,981,284
Shares issued on reinvestment	26,153,811	277,409,561	64,090,906	773,378,557
Shares repurchased	(677,514,143)	(7,236,892,990)	(751,389,918)	(9,097,571,140)
Net increase (decrease)	(198,941,502)	$(2,096,160,072)	182,346,876	$2,225,788,701

Class IS
Shares sold	147,036,627	$1,600,184,305	416,111,118	$5,045,214,661
Shares issued on reinvestment	11,394,017	120,746,835	27,079,313	326,618,968
Shares repurchased	(253,731,954)	(2,704,341,507)	(235,904,887)	(2,856,489,902)
Net increase (decrease)	(95,301,310)	$(983,410,367)	207,285,544	$2,515,343,727

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,796,111	$4,228,803,378	4,228,803,378	$4,246,599,489	4,246,599,489

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	141

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$167,031	—	—

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2022.

10. Deferred capital losses

As of December 31, 2021, the Fund had deferred capital losses of $235,628,496, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

142	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

***

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may

Western Asset Core Plus Bond Fund 2022 Semi-Annual Report	143

Notes to financial statements (unaudited) (cont’d)

have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2022, the Fund had 0.20% of its net assets invested in securities with significant economic risk or exposure to Russia.

144	Western Asset Core Plus Bond Fund 2022 Semi-Annual Report

Board approval of management and subadvisory agreements
(unaudited)

The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Corporation and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between LMPFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between LMPFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreements between LMPFA and the Non-U.S. Subadvisers.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.

Western Asset Core Plus Bond Fund	145

Board approval of management and subadvisory agreements
(unaudited) (cont’d)

It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional core plus bond funds by Broadridge, showed, among other data, that the Fund’s

146	Western Asset Core Plus Bond Fund

performance for the 3-, 5- and 10- year periods ended December 31, 2021 was above the median and that its performance for the 1-year period ended December 31, 2021 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 3-, 5- and 10- year periods and trailed the performance of its benchmark index for the 1- year period ended December 31, 2021. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Directors also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of core bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and that the Fund’s Actual Management Fee was slightly below above the median. The Board noted that the Fund’s actual total expense ratio was slightly below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was above the median and that its Actual Management Fee was slightly below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The

Western Asset Core Plus Bond Fund	147

Board approval of management and subadvisory agreements
(unaudited) (cont’d)

Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

148	Western Asset Core Plus Bond Fund

Statement regarding liquidity risk management program

(unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset Core Plus Bond Fund	149

Statement regarding liquidity risk management program

(unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

150	Western Asset Core Plus Bond Fund

Western Asset

Core Plus Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012826 8/22 SR22-4487

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2022